UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	1/31/2014

Item 1. Schedule of Investments

Prudential Absolute Return Bond Fund

Schedule of Investments

as of January 31, 2014 (Unaudited)

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 99.2%
ASSET-BACKED SECURITIES — 21.3%
Collateralized Debt Obligations — 0.1%
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class A2, 144A	0.567	%(a)	10/19/20		$2,500	$ 2,459,282

Collateralized Loan Obligations — 11.0%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.417	%(a)	04/20/25		6,050	5,949,764
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25		700	686,559
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.432	%(a)	07/13/25		8,600	8,455,907
Ares XVI CLO Ltd. (Cayman Islands), Series 2011-16A, Class AR, 144A	1.219	%(a)	05/17/21		5,479	5,445,188
Atrium IV, Series 2005-4A, Class A1A, 144A	0.492	%(a)	06/08/19		1,268	1,260,314
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.337	%(a)	04/20/25		5,700	5,560,632
Babson CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A2, 144A	2.029	%(a)	01/18/25		8,300	8,090,471
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	1.417	%(a)	05/20/25		9,800	9,590,979
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.637	%(a)	10/22/25		5,450	5,382,763
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.439	%(a)	07/15/24		11,200	10,965,543
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A2B, 144A	3.339%		07/15/24		10,000	9,795,783
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.767	%(a)	01/15/26		6,300	6,275,538
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	1.177	%(a)	08/01/21		9,372	9,305,001
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.388	%(a)	04/17/25		10,300	10,069,486
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.020%		04/17/25		6,200	5,965,140
Carlyle Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.489	%(a)	04/27/21		16,081	15,726,466
Carlyle Global Market Strategies CLO (Cayman Islands), Series 2012-4A, Class A, 144A	1.627	%(a)	01/20/25		2,500	2,482,430
Carlyle Global Market Strategies CLO (Cayman Islands), Series 2012-4A, Class B1, 144A	2.487	%(a)	01/20/25		3,500	3,437,413
Carlyle Global Market Strategies CLO (Cayman Islands), Series 2013-1, Class A1, 144A	1.539	%(a)	02/14/25		9,700	9,593,177
Cavalry CLO II (Cayman Islands), Series 2013-2A, Class B1, 144A	2.238	%(a)	01/17/24		4,000	3,961,082
Cavalry CLO II (Cayman Islands), Series 2A, Class A, 144A	1.588	%(a)	01/17/24		4,200	4,161,290
Fraser Sullivan CLO Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.713	%(a)	03/15/20		500	488,516
Grosvenor Place CLO I BV (Netherlands), Series I-X, Class A1, RegS	0.550	%(a)	07/20/21	EUR	90	120,918
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	0.469	%(a)	08/21/20		50	50,280
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.379	%(a)	04/15/24		4,100	4,024,653

ING Investment Management CLO Ltd., Series 2013-2A, Class A1, 144A	1.389	%(a)	04/25/25		2,400	2,356,534
ING Investment Management CLO Ltd., Series 2013-2A, Class A2B, 144A	3.070%		04/25/25		2,000	1,919,231
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.642	%(a)	09/06/22		144	143,401
LightPoint CLO III Ltd., Series 2005-3A, Class A1A, 144A	0.503	%(a)	09/15/17		74	73,794
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.478	%(a)	01/31/22	EUR	497	659,572
Magnetite VI Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.743	%(a)	09/15/23		12,900	12,870,476
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.709	%(a)	05/18/23		500	498,214
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.488	%(a)	02/22/20		4,434	4,405,592
Mountain Capital CLO IV Ltd. (Cayman Islands), Series 2005-4A, Class A1L, 144A	0.493	%(a)	03/15/18		72	71,936
Mountain View CLO III Ltd., Series 2007-3A, Class A1, 144A	0.452	%(a)	04/16/21		1,982	1,950,622
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.671	%(a)	08/13/25		9,900	9,780,755
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.718	%(a)	11/22/23		1,700	1,695,740
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	2.438	%(a)	11/22/23		700	687,349
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		2,800	2,759,187
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.289	%(a)	04/15/25		10,400	10,168,672
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.937	%(a)	10/20/23		550	553,364
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.665	%(a)	01/18/26		4,750	4,723,967
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.492	%(a)	11/01/18		274	270,819
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.359	%(a)	07/15/25		12,500	12,250,758

						214,685,276

Non-Residential Mortgage-Backed Securities — 1.7%
Chase Issuance Trust, Series 2007-C1, Class C1	0.620	%(a)	04/15/19		8,000	7,917,320
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.628	%(a)	03/24/17		4,800	4,800,278
LCM III LP (Cayman Islands), Series 3A, Class A, 144A	0.499	%(a)	06/01/17		30	29,921
Octagon Investment Partners XVI Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.358	%(a)	07/17/25		8,000	7,804,454
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.157	%(a)	04/20/21		6,401	6,355,709
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.387	%(a)	07/22/25		4,200	4,121,787
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29		491	493,540
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.889	%(a)	08/17/22		250	247,518
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29		661	661,300

						32,431,827

Residential Mortgage-Backed Securities — 8.5%
ABFC Trust, Series 2004-OPT5, Class A1	0.858	%(a)	06/25/34		1,083	1,028,264

Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2	1.358	%(a)	10/25/34	5,669	5,645,276
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A5	1.238	%(a)	10/25/34	2,753	2,636,878
Accredited Mortgage Loan Trust, Series 2005-3, Class M1	0.610	%(a)	09/25/35	2,000	1,889,386
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.058	%(a)	09/25/33	736	685,443
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A1	0.518	%(a)	10/25/34	3,200	3,132,360
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.508	%(a)	02/25/33	2,723	2,571,192
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class A2C	0.488	%(a)	01/25/36	564	553,451
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.158	%(a)	11/25/32	1,303	1,258,063
Argent Securities, Inc., Series 2003-W5, Class M1	1.208	%(a)	10/25/33	100	96,251
Argent Securities, Inc., Series 2003-W7, Class A2	0.938	%(a)	03/25/34	1,535	1,422,687
Argent Securities, Inc., Series 2003-W7, Class M1	1.193	%(a)	03/25/34	2,102	1,988,484
Argent Securities, Inc. Asset-Backed Pass-Through Certificate, Series 2003-W8, Class M1	1.208	%(a)	12/25/33	1,292	1,242,382
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M1	1.193	%(a)	01/25/34	1,652	1,584,567
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AF	3.623%		05/25/34	338	342,115
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV5	0.558	%(a)	05/25/34	587	546,104
Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	0.848	%(a)	04/25/34	5,223	5,047,102
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	0.838	%(a)	11/25/33	1,758	1,631,405
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	0.525	%(a)	09/25/34	1,861	1,798,530
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1, Class M1	0.908	%(a)	03/25/35	7,134	6,936,439
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.178	%(a)	06/25/34	1,100	929,358
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	1.733	%(a)	12/25/34	3,000	2,811,618
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A1	0.818	%(a)	10/25/32	1,474	1,393,483
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class A2	0.748	%(a)	06/25/43	223	219,493
Bear Stearns Asset-Backed Securities Trust, Series 2003-HE1, Class M1	1.253	%(a)	01/25/34	806	745,749
Chase Funding Trust, Series 2002-3, Class 2A1	0.798	%(a)	08/25/32	263	238,908
Chase Funding Trust, Series 2003-4, Class 1A5	5.416%		05/25/33	1,461	1,530,848
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT1, Class M1	0.788	%(a)	02/25/35	317	296,495
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5	5.010%		11/25/34	757	788,765
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	1.208	%(a)	07/25/33	522	490,919
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.915	%(a)	03/25/34	390	369,999
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.208	%(a)	11/25/34	1,440	1,335,316

Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1	3.379%		12/25/32	266	257,924
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.178	%(a)	11/25/33	257	243,457
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB1, Class AF1	4.520%		10/25/32	1,974	1,892,264
EquiFirst Mortgage Loan Trust, Series 2005-1, Class M2	0.608	%(a)	04/25/35	1,531	1,410,809
Finance America Mortgage Loan Trust, Series 2003-1, Class M1	1.208	%(a)	09/25/33	284	266,863
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	0.983	%(a)	08/25/34	8,574	7,824,452
First Frankin Mortgage Loan Trust, Series 2004-FF5, Class A2	0.918	%(a)	08/25/34	2,002	1,810,130
First Frankin Mortgage Loan Trust, Series 2005-FF3, Class M3	0.638	%(a)	04/25/35	6,500	6,137,482
Fremont Home Loan Trust, Series 2004-4, Class M1	0.953	%(a)	03/25/35	2,512	2,324,606
GSAMP Trust, Series 2003-HE2, Class A1A, 144A	0.758	%(a)	08/25/33	1,280	1,167,675
GSAMP Trust, Series 2004-AR1, Class A2B	1.358	%(a)	06/25/34	1,422	1,387,739
Home Equity Asset Trust, Series 2003-6, Class M1	1.208	%(a)	02/25/34	1,939	1,823,837
Home Equity Asset Trust, Series 2004-3, Class M1	1.013	%(a)	08/25/34	1,959	1,831,475
Home Equity Asset Trust, Series 2004-7, Class A2	0.998	%(a)	01/25/35	1,050	987,517
HSBC Home Equity Loan Trust, Series 2005-1, Class A	0.447	%(a)	01/20/34	3,267	3,245,882
HSBC Home Equity Loan Trust, Series 2006-1, Class A1	0.317	%(a)	01/20/36	310	304,041
HSBC Home Equity Loan Trust, Series 2006-1, Class M1	0.437	%(a)	01/20/36	1,165	1,141,508
HSBC Home Equity Loan Trust, Series 2006-2, Class A2	0.337	%(a)	03/20/36	427	417,690
HSBC Home Equity Loan Trust, Series 2007-3, Class A4	1.657	%(a)	11/20/36	1,020	986,863
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1	0.778	%(a)	08/25/33	659	607,914
Long Beach Mortgage Loan Trust, Series 2004-2, Class A1	0.598	%(a)	06/25/34	985	889,962
Mastr Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	2.933	%(a)	12/25/32	4,633	4,488,389
Mastr Asset-Backed Securities Trust, Series 2003-WMC2, Class M2	2.633	%(a)	08/25/33	1,750	1,706,566
Mastr Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.878	%(a)	12/25/34	8,068	7,504,394
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.178	%(a)	10/25/33	6,969	6,462,609
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.358	%(a)	06/25/33	1,032	997,550
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.208	%(a)	09/25/33	1,091	1,029,122
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.178	%(a)	10/25/33	1,636	1,535,810
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.013	%(a)	03/25/34	1,063	985,574
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.058	%(a)	05/25/34	3,086	2,897,140

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.103	%(a)	06/25/34	1,531	1,430,501
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC3, Class M1	0.953	%(a)	03/25/34	3,890	3,678,703
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.058	%(a)	05/25/34	474	429,003
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	1.058	%(a)	07/25/34	2,938	2,761,196
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.028	%(a)	11/25/34	1,941	1,724,730

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.088	%(a)	06/25/34		242	224,834
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C	0.488	%(a)	12/25/35		426	399,192
New Century Home Equity Loan Trust, Series 2005-3, Class M2	0.648	%(a)	07/25/35		1,500	1,406,636
Option One Mortgage Loan Trust, Series 2003-4, Class A2	0.798	%(a)	07/25/33		1,001	924,528
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.058	%(a)	01/25/34		2,582	2,406,368
Option One Mortgage Loan Trust, Series 2005-1, Class A4	0.958	%(a)	02/25/35		923	903,814
Option One Mortgage Loan Trust, Series 2005-3, Class M1	0.628	%(a)	08/25/35		2,000	1,857,564
Park Place Securities, Inc., Series 2005-WCW1, Class M1	0.608	%(a)	09/25/35		2,500	2,361,760
RAMP Trust, Series 2005-EFC2, Class M3	0.648	%(a)	07/25/35		3,509	3,300,793
RASC Trust, Series 2005-KS3, Class M4	0.628	%(a)	04/25/35		2,000	1,875,388
RASC Trust, Series 2005-KS8, Class M1	0.568	%(a)	08/25/35		249	246,708
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.618	%(a)	11/25/35		1,600	1,522,389
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.938	%(a)	02/25/34		2,148	1,931,735
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.923	%(a)	02/25/34		628	578,574
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.058	%(a)	11/25/34		2,541	2,344,069
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	1.088	%(a)	07/25/35		2,690	2,541,499
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A2C	1.138	%(a)	10/25/35		1,794	1,691,794
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.158	%(a)	10/25/33		2,880	2,713,200
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	0.958	%(a)	02/25/34		4,656	4,376,218
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.158	%(a)	09/25/34		2,123	2,063,958
Structured Asset Investment Loan Trust, Series 2005-4, Class M2	0.818	%(a)	05/25/35		4,000	3,820,556
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M1	0.558	%(a)	11/25/35		250	237,441

						167,507,725

TOTAL ASSET-BACKED SECURITIES (cost $417,517,587)						417,084,110

BANK LOANS(a) — 4.8%
Aerospace & Defense
Wesco Aircraft Hardware Corp.	2.160%		12/07/17		899	897,517

Airlines — 0.1%
United Airlines	4.000%		04/01/19		1,315	1,324,925

Automotive — 0.3%
Allison Transmission, Inc.	3.246%		08/07/17		322	322,423
Allison Transmission, Inc.	3.750%		08/23/19		967	967,811
Chrysler Group LLC	3.500%		05/24/17		81	81,684
Delphi Corp.	1.438%		03/01/18		2,944	2,940,992
Schaeffler AG (Germany)	4.250%		01/27/17		100	100,708

Tank & Rast GmbH (Germany)	3.793%		12/10/18	EUR	1,000	1,349,974

						5,763,592

Banking — 0.3%
AA Group (United Kingdom)	3.521%		07/31/18	GBP	1,938	3,174,631
Kasima LLC	3.250%		05/17/21		2,600	2,598,916

						5,773,547

Brokerage — 0.1%
LPL Holdings, Inc.	1.657%		03/29/19		1,492	1,490,616

Cable — 0.3%
Cequel Communication LLC	3.500%		02/14/19		250	250,195
CSC Holdings LLC	2.747%		04/17/20		3,955	3,929,856
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/08/20		1,500	1,503,188

						5,683,239

Capital Goods — 0.5%
ADS Waste Holdings, Inc.	4.250%		10/09/19		1,492	1,498,292
Allflex Holdings III, Inc. (original cost $997,500; purchased 06/07/13)(b)(c)	4.250%		07/17/20		998	1,001,241
OGF SA	4.658%		10/30/20	EUR	3,000	4,099,591
RBS Global, Inc./Rexnord LLC	4.000%		08/21/20		3,491	3,506,765

						10,105,889

Chemicals — 0.5%
CeramTec GmbH (Germany)	4.750%		08/30/20	EUR	1,700	2,319,555
Macdermid, Inc.	4.000%		06/08/20		995	1,001,219
OXEA Finance & Cy SCA (Luxembourg)	4.500%		01/15/20	EUR	1,330	1,809,026
W.R. Grace & Co.	3.000%		01/31/21		4,310	4,322,569

						9,452,369

Consumer — 0.4%
ISS A/S (Denmark)	3.750%		04/30/18		2,214	2,216,642
Pilot Travel Centers LLC	3.750%		03/30/18		247	247,029
Revlon Consumer Products Corp.	4.000%		08/19/19		1,840	1,848,262
Seaworld Parks & Entertainment, Inc.	3.000%		05/14/20		2,362	2,349,468
Spectrum Brands, Inc.	3.000%		09/04/17		2,453	2,458,819

						9,120,220

Electric — 0.1%
Calpine Construction Finance Co. LP	3.000%		05/04/20		522	519,927
Calpine Corp.	4.000%		04/01/18		54	53,376
Calpine Corp.	4.000%		10/09/19		494	497,188
NRG Energy, Inc.	2.750%		07/01/18		1,729	1,722,156

						2,792,647

Foods — 0.3%
Birds Eye Iglo Group Ltd.	5.237%		01/31/18	EUR	375	508,400
Darling International, Inc.	3.250%		01/06/21		1,500	1,501,875
Dunkin Brands, Inc.	3.750%		02/14/20		1,235	1,238,626
H.J. Heinz Co.	3.250%		06/07/19		1,990	2,002,935

						5,251,836

Gaming — 0.2%
Bally Technologies, Inc.	4.250	%(d)	11/25/20		1,247	1,257,396
Boyd Gaming Corp.	4.000%		08/14/20		848	850,140
CCM Merger, Inc.	5.000%		03/01/17		366	369,210
MGM Resorts International	2.995%		12/20/17		1,485	1,485,000

						3,961,746

Healthcare & Pharmaceutical — 0.4%
Alere, Inc.	3.160%	06/30/16		45	45,316
Alere, Inc.	4.250%	06/30/17		63	62,926
Catalent Pharma Solutions, Inc.	3.747%	09/15/16		840	843,504
Community Health Systems, Inc.	3.740%	01/25/17		136	137,223
Community Health Systems, Inc.	4.250%	01/27/21		364	365,746
DaVita, Inc.	2.742%	11/01/17		1,663	1,664,911
DaVita, Inc.	4.000%	11/01/19		101	101,694
Endo Pharmaceuticals Holdings, Inc.	1.938%	03/15/18		3,350	3,347,906
HCA, Inc.	2.910%	03/31/17		200	199,805
Hologic, Inc.	2.160%	08/01/17		231	231,246
Quintiles Transnational Corp.	3.750%	06/08/18		982	980,926
RPI Finance Trust (Luxembourg)	3.250%	05/09/18		389	389,756
Universal Health Services, Inc.	1.670%	08/15/16		484	484,375

					8,855,334

Lodging — 0.1%
Hilton Worldwide Finance LLC	3.750%	10/26/20		1,184	1,191,876

Media & Entertainment — 0.2%
Cinemark USA, Inc.	3.243%	12/18/19		1,089	1,092,125
Entravision Communications Corp.	3.500%	05/29/20		971	964,766
National CineMedia LLC	2.997%	11/26/19		1,000	999,107
Nielsen Finance LLC	2.997%	05/02/16		485	486,058

					3,542,056

Non-Captive Finance — 0.3%
RBS WorldPay, Inc. (United Kingdom)	4.500%	11/30/19		3,491	3,504,342
RBS WorldPay, Inc. (United Kingdom)	5.750%	11/29/19	GBP	1,500	2,484,342

					5,988,684

Pipelines & Other — 0.1%
Ruby Western Pipeline Holdings LLC	3.500%	03/27/20		2,115	2,112,896

Retailers — 0.1%
Alliance Boots Ltd. (United Kingdom)	3.970%	07/09/17	GBP	325	533,599
BJ’s Wholesale Club, Inc.	4.500%	09/26/19		997	1,006,086

					1,539,685

Technology — 0.4%
CDW Corp.	3.250%	04/29/20		1,241	1,241,402
First Data Corp	4.246%	09/24/18		225	225,047
First Data Corp.	4.248%	03/26/18		141	141,088
Freescale Semiconductor, Inc.	5.000%	02/28/20		99	100,098
Interactive Data Corp.	3.750%	02/12/18		2,986	2,993,314
NXP BV (Netherlands)	3.250%	01/10/20		424	423,938
SunGard Data Systems, Inc.	4.000%	03/06/20		1,489	1,493,574
Syniverse Holdings, Inc.	4.000%	04/23/19		970	973,965

					7,592,426

Telecommunications — 0.1%
Level 3 Finance, Inc.	4.000%	01/15/20		1,000	1,006,000

Transportation
RAC PLC (original cost $480,900; purchased 10/24/12)(b)(c)	5.318%	10/29/19	GBP	300	496,992

TOTAL BANK LOANS (cost $92,810,193)					93,944,092

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.1%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889	%(a)	07/10/44	691	752,365
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	41	41,426
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	2,988	3,223,571
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A3	5.449%		01/15/49	51	50,795
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4	5.451%		01/15/49	2,000	2,170,592
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AAB	5.422%		01/15/49	24	24,423
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.584	%(a)	04/10/49	2,589	2,813,320
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	5.608	%(a)	04/10/49	200	204,866
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A4	5.635	%(a)	04/10/49	5,000	5,555,560
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	2,099	2,325,116
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51	15	15,237
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AM	4.913%		07/10/43	50	52,433
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	5.736%		06/11/50	175	183,234
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	20	21,772
CD Commercial Mortgage Trust, Series 2007-CD4, Class A2B	5.205%		12/11/49	5	5,015
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	200	203,717
CD Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.322%		12/11/49	6,325	6,950,214
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.707	%(a)	12/10/49	1,210	1,355,435
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.136	%(a)	12/10/49	4,000	4,538,032
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	200	189,679
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	7,427	8,009,685
COMM Mortgage Trust, Series 2006-C7, Class A4	5.752	%(a)	06/10/46	85	92,764
COMM Mortgage Trust, Series 2012-CR1, Class A3	3.391%		05/15/45	15	15,062
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	265	253,671
COMM Mortgage Trust, Series 2013-CR9, Class A3	4.022%		07/10/45	7,200	7,457,170
COMM Mortgage Trust, Series 2013-CR10, Class A3	3.923%		08/10/46	3,500	3,595,981
COMM Mortgage Trust, Series 2013-CR11, Class A3	3.983%		10/10/46	5,300	5,456,885
COMM Mortgage Trust, Series 2013-CR12, Class A2	2.904%		10/10/46	10,200	10,513,007
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	940,035
Commercial Mortgage Trust, Series 2005-GG3, Class A3	4.569%		08/10/42	26	26,431
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799	%(a)	08/10/42	1,570	1,606,485
Commercial Mortgage Trust, Series 2005-GG3, Class AJ	4.859	%(a)	08/10/42	1,200	1,242,007
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224	%(a)	04/10/37	5,000	5,263,280
Commercial Mortgage Trust, Series 2005-GG5, Class AAB	5.190	%(a)	04/10/37	66	66,772
Commercial Mortgage Trust, Series 2007-GG11, Class A3	5.716%		12/10/49	73	73,266
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	235	240,249

Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.465	%(a)	02/15/39	1,014	1,095,614
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3	5.311%		12/15/39	2,600	2,823,909
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A3	5.760	%(a)	09/15/39	1,383	1,385,803
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	3,337	3,454,426
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230	%(a)	12/15/40	100	106,983
Federal National Mortgage Association, Series 2012-M8, Class X1, IO	2.202	%(a)	12/25/19	49,562	4,038,795
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.197	%(a)	04/25/20	5,350	295,059
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.664	%(a)	06/25/20	23,195	1,860,456
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class X1, IO	0.377	%(a)	10/25/20	23,442	402,032
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.455	%(a)	01/25/22	16,837	1,476,181
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class A2	2.272%		03/25/22	2,000	1,900,728
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	4,430	4,228,563
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.473	%(a)	05/25/22	21,746	2,049,552
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.511	%(a)	06/25/22	4,473	440,060
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.742	%(a)	08/25/16	380	11,480
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.782	%(a)	05/25/19	497	39,699
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.710	%(a)	07/25/19	3,984	312,430
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.311	%(a)	11/10/45	4,000	4,247,440
GE Commercial Mortgage Corp., Series 2007-C1, Class AAB	5.477%		12/10/49	86	89,399
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM	4.754%		05/10/43	425	443,523
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XB, IO, 144A	0.501	%(a)	02/10/46	103,126	4,117,409
GS Mortgage Securities Trust, Series 2006-GG6, Class A2	5.506	%(a)	04/10/38	10	9,756
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553	%(a)	04/10/38	105	112,859
GS Mortgage Securities Trust, Series 2006-GG8, Class A3	5.542%		11/10/39	64	64,586
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	4,000	3,796,724
GS Mortgage Securities Trust, Series 2013-GC12, Class XB, IO	0.546	%(a)	06/10/46	37,400	1,625,741
GS Mortgage Securities Trust, Series 2013-GC13, Class A4	3.871	%(a)	07/10/46	4,500	4,620,654
GS Mortgage Securities Trust, Series 2013-GC14, Class A4	3.955%		08/10/46	6,700	6,910,012
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	4,413	4,487,739

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	1,000	984,531
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,602,721
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	4.951	%(a)	01/12/37	200	205,292
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A3A1	5.244	%(a)	01/12/43	25	24,988
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4B	4.996	%(a)	08/15/42	180	190,436
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(a)	10/15/42	750	793,512
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A3	5.269	%(a)	12/15/44	858	870,459
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class ASB	5.490	%(a)	04/15/43	68	69,458
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4	5.794	%(a)	02/12/51	60	67,430
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.798	%(a)	06/15/49	803	808,786
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.813	%(a)	06/15/49	218	222,269
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.813	%(a)	06/15/49	1,109	1,237,587
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.922	%(a)	02/15/51	959	967,598
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882	%(a)	02/15/51	4,000	4,482,716
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2, 144A	3.673%		02/15/46	500	525,710
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A2	1.797%		10/15/45	2,000	2,009,426
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	55	56,152
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	4,630	4,772,623
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class XCP, IO, 144A	1.661	%(a)	04/15/28	192,000	1,185,792
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	5,000	4,901,740
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	6,350	5,961,151
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.587	%(a)	04/15/46	34,956	1,567,159
LB Commercial Mortgage Trust, Series 2007-C3, Class A3	5.882	%(a)	07/15/44	158	159,829
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6	5.020	%(a)	08/15/29	12	12,413
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263	%(a)	11/15/40	70	74,951
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	141	145,990
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM	5.308	%(a)	01/12/44	102	109,812
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.687	%(a)	05/12/39	30	32,600
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.841	%(a)	06/12/50	721	742,779
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.519	%(a)	02/12/39	5,160	5,601,299
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	5.885	%(a)	06/12/46	100	110,211
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A4	5.414	%(a)	07/12/46	4,375	4,748,423
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A2	5.112%		12/12/49	16	15,981

ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A2FL	0.280	%(a)	12/12/49	7	7,012
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4	5.744	%(a)	06/12/50	5,053	5,596,804
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XB, IO, 144A	0.236	%(a)	08/15/45	65,968	1,312,499
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	3,000	2,832,963
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	4,000	3,837,688
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XB, IO, 144A	0.497	%(a)	12/15/48	68,276	2,463,398
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	3.968	%(a)	07/15/46	10,000	10,375,606
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3	3.960%		08/15/46	8,400	8,708,347
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.280	%(a)	09/15/42	1,000	1,061,149
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM	5.773	%(a)	07/12/44	200	220,002
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%		02/12/44	4,100	4,526,921
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	36	37,048
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2FX	5.601	%(a)	04/12/49	40	41,115
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A1A	5.312%		03/15/44	248	272,028
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49	226	234,415
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	2,800	2,744,689
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,500	1,425,345
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	2,900	2,778,174
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.407	%(a)	04/10/46	140,883	4,491,914
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3	3.595%		01/10/45	1,135	1,157,910
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class AJ	4.896	%(a)	10/15/41	1,800	1,851,829
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class AJ	5.224	%(a)	03/15/42	500	522,292
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(a)	07/15/42	167	177,043
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AM	5.239	%(a)	10/15/44	321	343,055
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.291	%(a)	12/15/44	3,975	4,224,292
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416	%(a)	01/15/45	3,000	3,231,411
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.727	%(a)	05/15/43	4,000	4,365,496
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765	%(a)	07/15/45	7,962	8,576,105

Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	5,000	5,470,475
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47	2,500	2,723,975
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.750	%(a)	06/15/49	2,625	2,895,924
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.922	%(a)	02/15/51	250	274,798
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	5,816	6,389,408
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	5,000	5,177,730

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $283,518,824)					277,587,848

CORPORATE BONDS — 40.6%
Aerospace & Defense — 0.2%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250%		04/01/22	100	100,750
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		03/15/18	2,200	2,453,000
Precision Castparts Corp., Sr. Unsec’d. Notes	2.500%		01/15/23	490	458,912
Textron, Inc., Sr. Unsec’d. Notes	4.625%		09/21/16	500	540,918

					3,553,580

Airlines — 0.4%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates, 144A	4.000%		07/15/25	3,493	3,414,156
Continental Airlines, Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%		04/19/22	103	113,257
Continental Airlines, Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%		10/29/24	125	125,000
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%		08/10/22	969	1,104,386
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		04/15/19	99	109,076
United Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.300%		02/15/27	2,450	2,499,000

					7,364,875

Automotive — 1.4%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.000%		06/15/19	1,500	1,633,125
Cummins, Inc., Sr. Unsec’d. Notes	4.875%		10/01/43	175	183,422
Daimler Finance North America LLC, Gtd. Notes, 144A	2.375%		08/01/18	625	632,684
Daimler Finance North America LLC, Gtd. Notes, 144A	2.950%		01/11/17	750	781,523
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	750	753,750
Dana Holding Corp., Sr. Unsec’d. Notes	6.500%		02/15/19	2,512	2,675,280
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	150	139,654
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	650	657,803
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.000%		06/12/17	410	426,201
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	200	212,940
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17	6,470	6,947,667
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875%		10/02/23	2,000	2,025,000
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%		10/02/43	2,230	2,358,225
General Motors Financial Co., Inc., Gtd. Notes, 144A	2.750%		05/15/16	1,575	1,590,750
General Motors Financial Co., Inc., Gtd. Notes, 144A	3.250%		05/15/18	575	579,313
General Motors Financial Co., Inc., Gtd. Notes, 144A	4.250%		05/15/23	575	550,563
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	25	25,924
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.250%		03/01/21	3,090	3,280,610
Lear Corp., Gtd. Notes	7.875%		03/15/18	93	97,185

Lear Corp., Gtd. Notes	8.125%		03/15/20	1,128	1,235,160
Tenedora Nemak SA de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.500%		02/28/23	1,000	965,000

					27,751,779

Banking — 8.7%
Abbey National Treasury Services PLC (United Kingdom), Bank Gtd. Notes	2.875%		04/25/14	50	50,269
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	3,099	2,926,231
American Express Co., Sr. Unsec’d. Notes	7.000%		03/19/18	165	198,596
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250%		04/01/23	263	240,645
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49	1,000	1,112,600
Bank of America Corp., Jr. Sub. Notes	8.000	%(a)	12/29/49	3,190	3,529,193
Bank of America Corp., Sr. Unsec’d. Notes	4.100%		07/24/23	3,450	3,480,795
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		10/14/16	160	178,064
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	2,945	3,355,745
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	450	518,246
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	500	571,209
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	490	606,761
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	9,525	9,134,942
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	280	281,990
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%		02/07/42	385	437,117
BB&T Corp., Sr. Unsec’d. Notes, MTN	1.600%		08/15/17	25	25,092
Branch Banking & Trust Co., Sub. Notes	0.564	%(a)	09/13/16	1,500	1,488,915
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	1,720	1,639,729
Capital One Financial Corp., Sr. Unsec’d. Notes	3.500%		06/15/23	330	319,071
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	300	325,494
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16	110	123,363
Citigroup, Inc., Sr. Unsec’d. Notes	3.375%		03/01/23	7,400	7,074,911
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%		10/25/23	2,350	2,317,894
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	1,525	1,617,337
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18	330	383,520
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	1,455	2,085,313
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	350	450,416
Citigroup, Inc., Sub. Notes	3.500%		05/15/23	2,500	2,310,928
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	550	551,340
Citigroup, Inc., Sub. Notes	4.875%		05/07/15	250	261,733
Citigroup, Inc., Sub. Notes	5.000%		09/15/14	100	102,611
Citigroup, Inc., Sub. Notes	6.675%		09/13/43	1,000	1,144,247
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,200	1,198,296
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	5,500	5,540,447
Discover Bank, Sub. Notes	7.000%		04/15/20	800	945,544
Fifth Third Bancorp, Sub. Notes	4.300%		01/16/24	4,975	4,963,990
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	2,275	2,243,332
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	6,000	5,855,802
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		01/15/15	100	104,100
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,840	2,017,786
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	4,590	5,184,993
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	600	700,136
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN, Series D	6.000%		06/15/20	4,450	5,129,528
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	130	143,604
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	3.500%		06/28/15	120	124,818
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%		03/30/22	1,600	1,657,896
HSBC Holdings PLC (United Kingdom), Sub. Notes	6.500%		05/02/36	610	720,575
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600%		08/02/18	2,350	2,382,707
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	2.000%		09/25/15	300	305,070

Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	475	484,502
JPMorgan Chase & Co., Jr. Sub. Notes	5.150	%(a)	12/31/49	3,725	3,385,094
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	130	143,806
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16	15	15,691
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		01/25/23	9,500	9,107,926
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	2,115	2,050,366
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	720	768,874
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	600	650,735
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	130	149,805
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	1,925	1,807,756
KeyBank NA, Sr. Unsec’d. Notes	1.650%		02/01/18	700	697,136
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes	2.300%		11/27/18	1,100	1,105,147
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes	6.375%		01/21/21	4,570	5,511,457
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	100	116,470
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	675	667,651
Morgan Stanley, Notes, MTN	6.625%		04/01/18	100	117,058
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	7,150	7,044,159
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	700	830,401
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.125%		04/25/18	2,880	2,873,989
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.100%		01/26/15	130	134,358
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	1,900	2,142,087
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	680	776,907
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.750%		10/18/16	365	407,066
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/28/17	1,930	2,219,427
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	815	793,686
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	930	966,097
Morgan Stanley, Sub. Notes, MTN	5.000%		11/24/25	2,075	2,105,222
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.625%		05/15/18	4,125	4,075,913
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125%		03/20/17	200	210,140
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	4,375	4,388,777
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	325	315,275
PNC Bank NA, Sub. Notes	2.950%		01/30/23	900	853,044
PNC Bank NA, Sub. Notes	3.800%		07/25/23	2,425	2,431,535
PNC Bank NA, Sub. Notes	4.200%		11/01/25	2,125	2,153,156
PNC Financial Services Group, Inc.(The), Sr. Unsec’d. Notes	2.854	%(e)	11/09/22	125	119,125
PNC Funding Corp., Bank Gtd. Notes	2.700%		09/19/16	50	52,152
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	4.875%		03/16/15	100	104,400
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%		01/11/21	350	406,725
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	50	51,140
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	75	77,577
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	870	931,701
State Street Corp., Sr. Unsec’d. Notes	3.700%		11/20/23	3,850	3,876,384
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.400%		01/10/19	1,925	1,945,855
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	3.000%		01/18/23	800	765,561
SunTrust Bank, Sr. Unsec’d. Notes	2.750%		05/01/23	1,225	1,138,629
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350%		11/01/18	2,000	2,012,796
US Bancorp, Jr. Sub. Notes	3.442%		02/01/16	130	135,764
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	25	23,833
Wells Fargo & Co., Sr. Unsec’d. Notes	0.435	%(a)	10/28/15	200	199,583
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.100%		05/08/17	100	102,736
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21	3,700	3,716,650
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.500%		03/08/22	930	940,734
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%		04/01/21	250	275,142

Wells Fargo & Co., Sub. Notes	4.125%	08/15/23		2,900	2,893,008
Wells Fargo & Co., Sub. Notes, 144A	5.606%	01/15/44		1,460	1,552,906

					170,886,055

Brokerage
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43		175	181,436
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16		540	545,630

					727,066

Building Materials & Construction — 0.9%
Building Materials Corp. of America, Sr. Notes, 144A (original cost $1,090,000; purchased 12/06/13)(b)(c)	6.750%	05/01/21		1,000	1,073,750
Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,360,680; purchased 09/28/12-05/09/13)(b)(c)	6.875%	08/15/18		2,176	2,295,680
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.250%	05/12/20		3,000	3,244,500
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19		2,300	2,587,500
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, Regs	9.250%	05/12/20		625	675,938
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, Regs	9.875%	04/30/19		770	866,250
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.500%	12/10/19		2,000	2,030,000
CeramTec Group GmbH (Germany), Gtd. Notes, 144A	8.250%	08/15/21	EUR	500	728,653
HD Supply, Inc., Sr. Sec’d. Notes	8.125%	04/15/19		2,228	2,477,258
KB Home, Gtd. Notes	7.500%	09/15/22		675	718,875
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		209	204,559
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.125%	06/26/22		600	571,500
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	7.125%	06/26/42		220	206,250
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22		125	123,485

					17,804,198

Cable — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	01/15/24		2,000	1,945,000
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $4,557,375; purchased 09/13/12-01/29/14)(b)(c)	11.500%	11/20/14		4,200	4,398,450
Comcast Corp., Gtd. Notes	4.250%	01/15/33		925	883,873
Comcast Corp., Gtd. Notes	6.450%	03/15/37		750	894,039
Comcast Corp., Gtd. Notes	6.500%	01/15/17		100	115,192
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21		50	54,500
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18		2,040	2,335,800
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19		35	40,950
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16		130	136,485
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18		1,500	1,530,000
DISH DBS Corp., Gtd. Notes	6.625%	10/01/14		200	206,750
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43		325	300,884
NBCUniversal Media LLC, Gtd. Notes	5.950%	04/01/41		230	260,240
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	7.500%	01/27/20		2,207	2,383,560
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	09/15/22	EUR	160	227,284
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	5.125%	01/21/23	EUR	620	855,014
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	9.875%	04/15/18		3,050	3,248,250
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20		150	159,000
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		4,500	4,410,000

Videotron Ltd. (Canada), Gtd. Notes	9.125%	04/15/18		347	362,615
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	800	1,344,380

					26,092,266

Capital Goods — 1.9%
Actuant Corp., Gtd. Notes	5.625%	06/15/22		3,075	3,105,750
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22		1,925	2,059,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	8.250%	01/15/19		2,225	2,394,656
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	1.250%	11/06/17		325	323,219
CNH Capital LLC, Gtd. Notes	3.875%	11/01/15		500	513,750
Columbus McKinnon Corp., Gtd. Notes	7.875%	02/01/19		2,000	2,160,000
Deere & Co., Sr. Unsec’d. Notes	2.600%	06/08/22		50	48,046
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $44,987; purchased 03/12/12)(b)(c)	2.750%	03/15/17		45	46,411
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $131,355; purchased 05/30/13)(b)(c)	6.700%	06/01/34		110	127,891
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,232,116; purchased 05/14/13)(b)(c)	7.000%	10/15/37		1,725	2,124,884
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		125	116,833
Griffon Corp., Gtd. Notes	7.125%	04/01/18		1,850	1,956,375
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19		3,125	3,324,219
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $24,990; purchased 07/10/12)(b)(c)	2.500%	07/11/14		25	25,188
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $274,593; purchased 09/24/12)(b)(c)	2.500%	03/15/16		275	282,663
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $449,024; purchased 01/14/13)(b)(c)	2.875%	07/17/18		450	457,886
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $24,976; purchased 05/08/12)(b)(c)	3.125%	05/11/15		25	25,728
Pentair Finance SA, Gtd. Notes	1.350%	12/01/15		325	327,344
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17		50	49,991
Roper Industries, Inc., Sr. Unsec’d. Notes	1.850%	11/15/17		175	175,442
SPX Corp., Gtd. Notes	6.875%	09/01/17		1,000	1,130,000
Terex Corp., Gtd. Notes	6.000%	05/15/21		5,050	5,239,375
Terex Corp., Gtd. Notes	6.500%	04/01/20		1,005	1,077,863
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22		3,869	4,352,625
United Rentals North America, Inc., Gtd. Notes	8.375%	09/15/20		1,000	1,110,000
United Rentals North America, Inc., Gtd. Notes	9.250%	12/15/19		240	264,000
United Rentals North America, Inc., Sr. Unsec’d Notes	8.250%	02/01/21		550	617,375
United Technologies Corp., Sr. Unsec’d. Notes	1.800%	06/01/17		50	51,056
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42		140	141,021
Votorantim Cimentos SA (Brazil), Gtd. Notes, RegS	7.250%	04/05/41		1,300	925,000
Xylem, Inc., Gtd. Notes	3.550%	09/20/16		1,635	1,719,224
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		50	53,829

					36,327,394

Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43		2,020	1,922,165
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41		170	189,359
Ashland, Inc., Gtd. Notes	4.750%	08/15/22		700	670,250

Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	4,624	4,699,140
Celanese US Holdings LLC, Gtd. Notes	6.625%	10/15/18	610	645,075
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	1,765	1,630,569
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	160	187,020
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	125	148,750
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	1,550	1,459,705
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	3,150	3,348,658
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	125	128,219
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	120	186,121
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	500	492,206
Ecolab, Inc., Sr. Unsec’d. Notes	1.450%	12/08/17	600	591,789
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	1,600	1,728,000
LYB International Finance BV (Netherlands), Gtd. Notes	5.250%	07/15/43	775	807,848
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	700	813,776
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	09/19/22	2,000	1,912,500
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, RegS	4.875%	09/19/22	950	908,438
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	1,000	1,043,945
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	2,100	2,155,484
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	8.625%	11/01/19	2,118	2,316,563
Phosagro OAO via Phosagro Bond Funding Ltd. (Russia), Gtd. Notes, 144A	4.204%	02/13/18	930	914,888
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	6.875%	09/15/20	1,000	1,111,263
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350%	12/15/17	350	345,435
Sibur Securities Ltd. (Russia), Gtd. Notes, 144A	3.914%	01/31/18	900	864,000

				31,221,166

Consumer — 1.1%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%	07/15/17	50	49,264
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	3,500	3,316,250
Jarden Corp., Gtd. Notes	6.125%	11/15/22	500	531,250
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.050%	12/01/17	375	376,643
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22	2,200	2,073,500
PVH Corp., Sr. Unsec’d. Notes	7.375%	05/15/20	505	550,450
QVC, Inc., Sr. Sec’d. Notes	4.375%	03/15/23	2,000	1,925,510
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	1,800	1,825,601
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500%	10/01/19	525	564,452
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625%	12/15/20	3,500	3,771,250
Service Corp. International, Sr. Unsec’d. Notes	4.500%	11/15/20	2,135	2,070,950
Service Corp. International, Sr. Unsec’d. Notes	7.000%	05/15/19	1,500	1,597,500
West Corp., Gtd. Notes	8.625%	10/01/18	1,898	2,047,468

				20,700,088

Electric — 1.0%
AES Corp., Sr. Unsec’d. Notes	8.000%	10/15/17	1,655	1,928,075
Alabama Power Co., Sr. Unsec’d. Notes	3.850%	12/01/42	275	247,343
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%	12/15/22	550	523,239
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%	02/15/21	1,324	1,446,470
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	07/31/20	1,786	1,955,670
Connecticut Light & Power Co. (The), First Ref. Mtge.	2.500%	01/15/23	375	352,320
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	3,100	3,371,250
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43	125	125,501
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	1,500	1,492,500
Duke Energy Carolinas LLC, First Ref. Mtge.	4.000%	09/30/42	50	47,115
Duke Energy Corp., Sr. Unsec’d. Notes	1.625%	08/15/17	225	225,729
Entergy Arkansas, Inc., First Mtge.	3.050%	06/01/23	450	434,493
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	75	80,648
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18	950	952,312
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,575	1,529,711

NRG Energy, Inc., Gtd. Notes	7.625%		01/15/18		2,775	3,121,875
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%		04/01/22		75	73,328
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.800%		01/01/43		200	181,871
South Carolina Electric & Gas Co., First Mtge.	4.350%		02/01/42		130	128,257
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, MTN, 144A	7.875%		10/01/20	EUR	125	189,241
Techem GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	6.125%		10/01/19	EUR	200	292,319
Westar Energy, Inc., First Mtge.	4.100%		04/01/43		325	307,824

						19,007,091

Energy — Integrated — 0.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%		05/05/17		150	152,836
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42		1,070	984,854
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19		1,540	1,547,700
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%		12/12/21		3,750	3,937,500
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22		2,250	2,321,501
Rosneft Finance SA (Russia), Gtd. Notes, MTN, 144A	6.625%		03/20/17		180	196,875
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22		4,600	4,277,540

						13,418,806

Energy — Other — 1.2%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250%		04/08/19		900	1,033,650
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17		4,460	5,122,908
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		750	876,628
Cameron International Corp., Sr. Unsec’d. Notes	1.169	%(a)	06/02/14		125	125,338
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22		450	444,741
Cameron International Corp., Sr. Unsec’d. Notes	4.500%		06/01/21		340	358,055
Cameron International Corp., Sr. Unsec’d. Notes	5.950%		06/01/41		100	112,064
Continental Resources, Inc., Gtd. Notes	5.000%		09/15/22		2,240	2,310,000
Devon Energy Corp., Sr. Unsec’d. Notes	1.875%		05/15/17		75	76,179
Halliburton Co., Sr. Unsec’d. Notes	4.750%		08/01/43		3,100	3,161,966
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		240	246,014
Nabors Industries, Inc., Gtd. Notes	6.150%		02/15/18		80	90,837
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21		500	525,106
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%		11/15/43		395	401,909
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41		1,390	1,560,540
Noble Holding International Ltd., Gtd. Notes	2.500%		03/15/17		25	25,565
Phillips 66, Gtd. Notes	2.950%		05/01/17		25	26,149
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%		07/15/22		2,536	2,577,674
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	7.500%		01/15/20		610	757,046
Plains Exploration & Production Co., Gtd. Notes	6.500%		11/15/20		600	657,750
Schlumberger Norge AS, Gtd. Notes, 144A	1.250%		08/01/17		1,200	1,192,258
Transocean, Inc., Gtd. Notes	2.500%		10/15/17		150	152,172
Weatherford International Ltd., Gtd. Notes	5.950%		04/15/42		785	803,897
Weatherford International Ltd., Gtd. Notes	6.750%		09/15/40		1,125	1,251,825

						23,890,271

Food & Beverage — 1.8%
Anheuser-Busch InBev Finance, Inc. (Bermuda), Gtd. Notes	4.000%		01/17/43		600	552,243
Anheuser-Busch InBev Worldwide, Inc. (Bermuda), Gtd. Notes	2.500%		07/15/22		200	188,775
Anheuser-Busch InBev Worldwide, Inc. (Bermuda), Gtd. Notes	8.200%		01/15/39		250	379,013
ARAMARK Corp., Gtd. Notes, 144A	5.750%		03/15/20		1,600	1,660,000
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%		10/05/16		2,630	2,893,000

BFF International Ltd. (Brazil), Gtd. Notes, RegS	7.250%	01/28/20	525	572,250
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	525	446,250
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	950	960,450
ConAgra Foods, Inc., Sr. Unsec’d. Notes	2.100%	03/15/18	225	225,557
Constellation Brands, Inc., Gtd. Notes	6.000%	05/01/22	450	490,500
Constellation Brands, Inc., Gtd. Notes	7.250%	09/01/16	550	623,563
Cott Beverages, Inc., Gtd. Notes	8.125%	09/01/18	7,057	7,550,990
Darling International, Inc., Gtd. Notes	8.500%	12/15/18	3,400	3,774,000
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%	10/01/23	1,050	1,056,666
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	2.250%	06/05/17	50	51,346
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%	08/23/18	160	187,526
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.500%	02/09/40	1,020	1,249,155
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	250	277,500
Molson Coors Brewing Co., Gtd. Notes	2.000%	05/01/17	50	50,501
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, RegS	5.625%	04/14/18	2,000	2,160,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	2,400	2,436,000
Stater Brothers Holdings, Inc., Gtd. Notes	7.375%	11/15/18	1,006	1,061,330
Stater Brothers Holdings, Inc., Gtd. Notes	7.750%	04/15/15	125	125,469
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d Notes	8.875%	12/15/17	1,000	1,096,250
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A (original cost $4,948,875; purchased 12/17/13-01/21/14)(b)(c)	8.875%	12/15/17	4,500	4,916,250
TreeHouse Foods, Inc., Gtd. Notes	7.750%	03/01/18	500	520,625
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	340	379,258

				35,884,467

Gaming — 0.2%
Marina District Finance Co., Inc., Sr. Sec’d. Notes	9.875%	08/15/18	100	107,625
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	1,000	1,065,000
MGM Resorts International, Gtd. Notes	7.625%	01/15/17	500	567,500
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%	05/15/20	1,400	1,533,000

				3,273,125

Healthcare & Pharmaceutical — 1.8%
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	125	120,370
Actavis, Inc., Sr. Unsec’d. Notes	1.875%	10/01/17	1,850	1,845,741
Actavis, Inc., Sr. Unsec’d. Notes	4.625%	10/01/42	75	71,020
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/15/17	125	128,175
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	610	650,078
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	09/18/42	130	119,512
Celgene Corp., Sr. Unsec’d. Notes	1.900%	08/15/17	50	50,546
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	2,300	2,524,250
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/15/18	150	158,438
Express Scripts Holding Co., Gtd. Notes	2.100%	02/12/15	50	50,738
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	145	168,933
GlaxoSmithKline Capital, Inc., Gtd. Notes	6.375%	05/15/38	730	925,262
HCA, Inc., Gtd. Notes	8.000%	10/01/18	2,500	2,962,500
HCA, Inc., Sr. Sec’d. Notes	4.750%	05/01/23	3,400	3,327,750
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	3,425	3,604,813
HCA, Inc., Sr. Unsec’d. Notes	7.190%	11/15/15	100	108,750
HCA, Inc., Sr. Unsec’d. Notes, MTN	9.000%	12/15/14	200	212,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%	08/23/22	25	24,791
Medco Health Solutions, Inc., Gtd. Notes	7.125%	03/15/18	1,000	1,195,298
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	2,650	2,531,256
Mylan, Inc., Gtd. Notes, 144A	2.600%	06/24/18	1,200	1,221,632
Mylan, Inc., Gtd. Notes, 144A	6.000%	11/15/18	550	585,062
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43	2,350	2,294,662

Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	7.000%		03/01/39	550	754,986
Sanofi (France), Sr. Unsec’d. Notes	1.250%		04/10/18	925	909,125
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%		10/01/21	2,750	2,636,563
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%		11/01/18	600	663,000
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	2.950%		12/18/22	300	277,392
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%		08/15/18	3,570	3,913,613
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.875%		12/01/18	500	533,750
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43	975	960,707

					35,530,713

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	450	421,231
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		11/15/42	325	297,865
Aetna, Inc., Sr. Unsec’d. Notes	4.500%		05/15/42	530	517,197
Aetna, Inc., Sr. Unsec’d. Notes	6.000%		06/15/16	50	55,769
Cigna Corp., Sr. Unsec’d. Notes	5.375%		02/15/42	350	382,596
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%		03/15/17	320	362,804
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	175	156,863
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%		03/15/42	1,055	1,015,452
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	400	383,171
WellPoint, Inc., Sr. Unsec’d. Notes	5.100%		01/15/44	1,925	1,965,510

					5,558,458

Insurance — 1.7%
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%		08/01/16	100	114,711
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	175	172,075
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	4,490	5,342,198
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.450%		05/18/17	2,190	2,445,987
Aon Corp. (United Kingdom), Gtd. Notes	3.125%		05/27/16	110	115,650
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes	5.750%		12/01/14	500	520,190
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	4.500%		02/11/43	740	704,968
Hartford Financial Services Group, Inc.(The), Sr. Unsec’d. Notes	4.300%		04/15/43	1,062	965,977
Hartford Financial Services Group, Inc.(The), Sr. Unsec’d. Notes	5.125%		04/15/22	205	225,998
Hartford Financial Services Group, Inc.(The), Sr. Unsec’d. Notes	5.950%		10/15/36	215	245,886
Hartford Financial Services Group, Inc.(The), Sr. Unsec’d. Notes	6.100%		10/01/41	280	329,902
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	1,975	1,960,490
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%		05/01/22	75	79,437
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	1,530	1,754,177
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.700%		08/15/16	115	130,517
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%		03/15/22	70	72,851
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	175	209,257
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	3,290	4,251,154
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22	2,020	2,150,734
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	125	122,657
Markel Corp., Sr. Unsec’d. Notes	7.125%		09/30/19	630	757,386
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	5.375%		12/01/41	320	346,820
MetLife, Inc., Sr. Unsec’d. Notes	3.048	%(a)	12/15/22	225	216,347
MetLife, Inc., Sr. Unsec’d. Notes	4.125%		08/13/42	285	256,337
MetLife, Inc., Sr. Unsec’d. Notes	4.368	%(a)	09/15/23	2,025	2,106,294
MetLife, Inc., Sr. Unsec’d. Notes	4.875%		11/13/43	405	405,663
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.500%		01/10/18	725	712,260
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.000	%(a)	10/18/42	200	209,750

Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	200	233,281
Principal Financial Group, Inc., Gtd. Notes	4.350%	05/15/43	975	902,853
Swiss Re Treasury US Corp., Gtd. Notes, 144A	4.250%	12/06/42	795	713,378
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39	640	821,363
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	1,435	1,503,056
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	1,500	1,664,034

				32,763,638

Lodging — 0.4%
Carnival Corp., Gtd. Notes	1.200%	02/05/16	950	953,571
Carnival Corp., Gtd. Notes	1.875%	12/15/17	425	425,544
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	115	117,668
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	75	71,909
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	150	175,460
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	550	663,347
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	275	278,380
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%	03/01/17	3,820	3,915,798
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%	03/01/22	475	479,234

				7,080,911

Media & Entertainment — 2.3%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	1,150	1,303,472
21st Century Fox America, Inc., Gtd. Notes	6.150%	02/15/41	1,550	1,776,261
21st Century Fox America, Inc., Gtd. Notes	8.000%	10/17/16	100	118,011
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	3,450	3,958,875
AMC Networks, Inc., Gtd. Notes	4.750%	12/15/22	2,770	2,700,750
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	1,700	1,908,250
CBS Corp., Gtd. Notes (original cost $49,429; purchased 06/11/12)(b)(c)	1.950%	07/01/17	50	50,527
CBS Corp., Gtd. Notes (original cost $366,580; purchased 01/02/13)(b)(c)	4.850%	07/01/42	350	330,713
CBS Corp., Gtd. Notes (original cost $295,244; purchased 08/29/12)(b)(c)	8.875%	05/15/19	220	284,174
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	9.125%	08/01/18	4,153	4,485,240
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	500	513,076
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A	7.000%	10/15/20	3,500	2,730,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	5.500%	08/01/23	2,000	1,910,000
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	2,500	2,643,750
LIN Television Corp., Gtd. Notes	8.375%	04/15/18	675	710,438
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%	07/18/20	2,325	2,441,250
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands), Gtd. Notes	7.750%	10/15/18	3,500	3,762,500
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	11.125%	06/01/18	4,000	4,320,000
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000%	09/15/19	2,525	2,597,594
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%	05/15/17	2,400	2,490,000
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	1,750	1,994,484
Vail Resorts, Inc., Gtd. Notes	6.500%	05/01/19	950	1,004,625
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42	250	223,493
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	1,150	1,253,310
Viacom, Inc., Sr. Unsec’d. Notes	6.250%	04/30/16	100	111,241

				45,622,034

Metals — 1.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	4.250%	08/05/15	475	489,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	500	543,750
Berau Capital Resources (Singapore), Sr. Sec’d. Notes, RegS	12.500%	07/08/15	1,900	1,999,750
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	1,700	1,754,993
CONSOL Energy, Inc., Gtd. Notes	8.000%	04/01/17	575	602,313
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20	2,375	2,268,125
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	6.000%	04/01/17	1,700	1,797,750
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	6.375%	02/01/16	1,700	1,762,050
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	7.000%	11/01/15	522	543,037
FQM Akubra, Inc. (Canada), Gtd. Notes, 144A	8.750%	06/01/20	1,550	1,763,125
Freeport-McMoran Copper & Gold, Inc., Sr. Unsec’d. Notes	2.150%	03/01/17	50	50,775
GrafTech International Ltd., Gtd. Notes	6.375%	11/15/20	3,000	3,090,000
Peabody Energy Corp., Gtd. Notes	6.000%	11/15/18	100	106,500
Peabody Energy Corp., Gtd. Notes	6.250%	11/15/21	400	404,000
PT Adaro Indonesia (Indonesia), Gtd. Notes, RegS	7.625%	10/22/19	2,030	2,128,963
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%	04/16/40	375	361,845
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	800	829,218
Teck Resources Ltd. (Canada), Gtd. Notes	2.500%	02/01/18	100	101,191
Teck Resources Ltd. (Canada), Gtd. Notes	3.000%	03/01/19	125	126,992
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A	6.000%	01/31/19	1,500	1,421,250
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%	10/23/15	1,675	1,694,541
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.700%	10/25/17	350	354,332
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%	11/10/14	50	50,678

				24,244,428

Non-Captive Finance — 0.7%
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	05/15/17	3,000	3,195,000
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%	03/15/18	4,700	5,005,500
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	2.300%	04/27/17	100	103,149
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	295	284,349
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	920	1,060,675
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	750	960,026
General Electric Capital Corp., Sub. Notes	5.300%	02/11/21	450	506,387
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	25	26,781
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19	25	27,125
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	09/15/15	90	99,450
NYSE Euronext, Gtd. Notes	2.000%	10/05/17	475	482,241
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A	5.875%	09/25/22	1,150	1,092,120
SLM Corp., Sr. Unsec’d. Notes, MTN	3.875%	09/10/15	300	309,000

				13,151,803

Packaging — 0.3%
Ball Corp., Gtd. Notes	4.000%	11/15/23	500	456,250
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	525	497,438
Owens-Brockway Glass Container, Inc., Gtd. Notes	7.375%	05/15/16	900	1,005,750
Sealed Air Corp., Gtd. Notes, 144A	8.375%	09/15/21	2,550	2,913,375

				4,872,813

Paper — 0.3%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(b)(c)	5.400%	11/01/20	35	39,618
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $544,908; purchased 12/20/12)(b)(c)	7.375%	12/01/25	400	508,076
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	610	692,881
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	100	131,947
Rock-Tenn Co., Gtd. Notes	4.450%	03/01/19	35	37,581
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22	1,190	1,270,358
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	3,647	3,801,998

				6,482,459

Pipelines & Other — 1.4%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	1,375	1,304,582
Buckeye Partners LP, Sr. Unsec’d. Notes	4.150%	07/01/23	2,685	2,630,468
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	700	831,409
DCP Midstream LLC, Sr. Unsec’d. Notes	8.125%	08/16/30	3,350	4,161,015
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	1,270	1,363,033
DCP Midstream Operating LP, Gtd. Notes	2.500%	12/01/17	225	226,796
DCP Midstream Operating LP, Gtd. Notes	3.250%	10/01/15	2,000	2,066,666
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	750	867,443
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	2,100	2,041,036
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	1,730	1,704,555
Enterprise Products Operating LLC, Gtd. Notes	5.700%	02/15/42	50	54,892
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.450%	02/15/23	200	188,597
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.000%	08/15/42	650	608,421
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.000%	03/01/43	625	588,158
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.300%	08/15/33	175	209,957
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	12/01/42	125	110,434
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,950	2,082,885
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	1,350	1,398,994
Nisource Finance Corp., Gtd. Notes	4.800%	02/15/44	450	430,417
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17	800	798,288
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	2,175	2,443,086
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17	50	51,415
Sunoco Logistics Partners Operations LP, Gtd. Notes	4.950%	01/15/43	200	185,403
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	1,700	1,746,750
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22	75	73,774

				28,168,474

Railroads — 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	180	168,856
CSX Corp., Sr. Unsec’d. Notes	4.100%	03/15/44	705	628,441
CSX Corp., Sr. Unsec’d. Notes	7.375%	02/01/19	4,000	4,948,084
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750%	06/15/20	1,300	1,794,664
Union Pacific Corp., Sr. Unsec’d. Notes	4.300%	06/15/42	600	572,155
Union Pacific Corp., Sr. Unsec’d. Notes	6.250%	05/01/34	207	244,255

				8,356,455

Real Estate Investment Trusts — 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750%	02/15/19	600	645,000
Digital Realty Trust LP, Gtd. Notes	4.500%	07/15/15	1,300	1,351,849
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	1,050	1,026,375
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	66	69,465
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	100	99,961
Omega Healthcare Investors, Inc., Gtd. Notes	7.500%	02/15/20	500	538,750

Realty Income Corp., Sr. Unsec’d. Notes	2.000%		01/31/18		200	198,129
Realty Income Corp., Sr. Unsec’d. Notes	5.500%		11/15/15		50	53,853
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23		1,965	1,915,875
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%		05/30/18		60	70,418
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500%		02/01/18		700	691,242
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%		02/15/18		150	149,788

						6,810,705

Retailers — 0.9%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%		03/15/19		475	497,563
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300%		12/05/43		475	510,252
CVS Caremark Corp., Sr. Unsec’d. Notes	5.750%		05/15/41		700	793,066
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20		3,450	3,544,875
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%		04/01/43		700	667,790
L Brands, Inc., Gtd. Notes	5.625%		02/15/22		7,975	8,094,625
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.000%		09/15/43		900	946,359
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22		125	127,414
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%		02/15/43		755	679,390
Macy’s Retail Holdings, Inc., Gtd. Notes	5.900%		12/01/16		43	48,196
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.480	%(a)	08/01/19	EUR	1,650	2,264,416
Walgreen Co., Sr. Unsec’d. Notes	1.800%		09/15/17		150	151,415

						18,325,361

Technology — 2.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%		03/01/18		1,400	1,427,654
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%		11/01/15		50	51,857
Avaya, Inc., Sec’d. Notes, 144A	10.500%		03/01/21		600	555,000
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $6,420,585; purchased 07/26/13-12/06/13)(b)(c)	7.250%		08/01/18		6,350	6,889,750
CDW LLC/CDW Finance Corp., Gtd. Notes	12.535%		10/12/17		538	563,555
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000%		12/15/18		1,000	1,085,000
Ceridian Corp., Gtd. Notes	11.250%		11/15/15		1,000	1,005,000
Ceridian Corp., Sr. Sec’d. Notes, 144A	8.875%		07/15/19		1,000	1,136,250
CommScope, Inc., Gtd. Notes, 144A (original cost $1,079,180; purchased 09/28/12-02/06/13)(c)	8.250%		01/15/19		991	1,076,474
Fidelity National Information Services, Inc., Gtd. Notes	7.875%		07/15/20		1,400	1,519,367
First Data Corp., Gtd. Notes	12.625%		01/15/21		700	815,500
First Data Corp., Gtd. Notes, 144A	10.625%		06/15/21		2,400	2,616,000
Fiserv, Inc., Gtd. Notes	3.125%		10/01/15		1,059	1,097,454
Fiserv, Inc., Gtd. Notes	3.125%		06/15/16		2,645	2,759,399
Interactive Data Corp., Gtd. Notes	10.250%		08/01/18		1,200	1,305,750
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%		09/15/22		1,045	1,001,894
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%		12/15/20		6,400	6,656,000
NCR Corp., Sr. Unsec’d. Notes, 144A	5.875%		12/15/21		625	648,438
NCR Corp., Sr. Unsec’d. Notes, 144A	6.375%		12/15/23		2,100	2,184,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%		06/01/18		3,150	3,150,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21		1,500	1,552,500
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%		11/15/18		1,250	1,275,000
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	11.375%		06/15/18		1,150	1,246,313
Tyco Electronics Group SA (Switzerland), Gtd. Notes	6.550%		10/01/17		2,750	3,190,954
Xerox Corp., Sr. Unsec’d. Notes	1.059	%(a)	05/16/14		100	100,147
Xerox Corp., Sr. Unsec’d. Notes	4.250%		02/15/15		440	455,185

						45,364,441

Telecommunications — 3.4%
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40		820	820,649
AT&T, Inc., Sr. Unsec’d. Notes	5.550%		08/15/41		670	686,825

Bharti Airtel International Netherlands Bank (India), Gtd. Notes, 144A	5.125%		03/11/23		2,225	2,060,906
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%		01/15/18		170	196,277
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%		12/15/30		340	514,916
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%		06/15/17		2,035	2,182,538
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	8.250%		09/30/20		275	286,000
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	10.500%		04/15/18		2,550	2,710,650
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	8.250%		09/01/17		1,000	1,037,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%		01/31/20	EUR	350	566,458
Embarq Corp., Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11-5/11/11)(b)(c)	7.082%		06/01/16		120	135,347
Embarq Corp., Sr. Unsec’d. Notes (original cost $265,017; purchased 08/17/12-10/17/12)(b)(c)	7.995%		06/01/36		240	249,175
Indosat Palapa Co. BV (Indonesia), Gtd. Notes, RegS	7.375%		07/29/20		3,000	3,255,000
Qwest Corp., Sr. Unsec’d. Notes	7.500%		10/01/14		40	41,650
Rogers Communications, Inc. (Canada), Gtd. Notes	4.500%		03/15/43		250	232,587
SBA Telecommunications, Inc., Gtd. Notes	8.250%		08/15/19		3,000	3,210,000
SoftBank Corp. (Japan), Gtd. Notes, 144A	4.500%		04/15/20		5,900	5,804,125
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19		4,100	4,428,000
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%		12/01/16		6,900	7,469,250
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%		03/01/17		1,500	1,762,500
Sprint Corp., Gtd. Notes, 144A	7.125%		06/15/24		1,250	1,256,250
T-Mobile USA, Inc., Gtd. Notes	6.464%		04/28/19		3,850	4,052,125
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%		04/03/18		1,300	1,233,700
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%		09/15/33		3,325	3,895,849
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%		09/15/43		10,900	13,083,685
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A(b)	9.125%		04/30/18		1,300	1,490,125
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	11.750%		07/15/17		2,650	2,795,750
Wind Acquisition Finance SA (Italy), Sec’d. Notes, RegS	11.750%		07/15/17	EUR	700	996,021

						66,453,358

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24		1,550	1,547,701
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38		314	497,276
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18		925	920,014
Lorillard Tobacco Co., Gtd. Notes	2.300%		08/21/17		475	484,263
Lorillard Tobacco Co., Gtd. Notes	3.500%		08/04/16		235	247,724
Lorillard Tobacco Co., Gtd. Notes	3.750%		05/20/23		2,850	2,696,100
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%		08/22/22		200	185,815
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%		11/15/43		2,550	2,602,760
Reynolds American, Inc., Gtd. Notes	3.250%		11/01/22		400	377,030
Reynolds American, Inc., Gtd. Notes	6.750%		06/15/17		115	133,358

						9,692,041

TOTAL CORPORATE BONDS (cost $798,687,757)						796,380,319

MORTGAGE-BACKED SECURITIES — 0.2%
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	2.710	%(a)	02/25/37		519	522,815
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.736	%(a)	07/25/35		551	559,296
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	2.481	%(a)	12/25/33		1,860	1,854,858

Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.083	%(a)	10/25/33	941	998,846
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	2.613	%(a)	12/25/34	482	493,318

TOTAL MORTGAGE-BACKED SECURITIES (cost $4,411,880)					4,429,133

MUNICIPAL BONDS — 1.0%
California — 0.1%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%		04/01/49	550	704,435
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.574%		07/01/45	585	771,153
University of California, BABs, Revenue Bonds	5.770%		05/15/43	390	461,569

					1,937,157

Colorado — 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%		11/01/50	1,190	1,476,052

Illinois
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%		01/01/40	360	415,184

New Jersey
Rutgers State University, BABs, Revenue Bonds	5.665%		05/01/40	200	230,782

New York — 0.5%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%		07/01/52	75	65,284
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%		06/15/44	400	486,456
New York City Water & Sewer System, BABs, Revenue Bonds, Series EE,	5.000%		06/15/47	5,975	6,237,540
Port Authority of New York & New Jersey, Revenue Bonds	4.458%		10/01/62	100	91,901
Utility Debt Securitization Authority, Revenue Bonds, Series TE	5.000%		12/15/41	2,400	2,585,928

					9,467,109

Ohio — 0.2%
Ohio State Turnpike Commission, BABs, Revenue Bonds, Series A-1,	5.000%		02/15/48	4,050	4,128,003
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%		06/01/2111	180	168,493

					4,296,496

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series C	5.000%		12/01/43	1,550	1,598,500

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%		02/01/42	120	120,023

TOTAL MUNICIPAL BONDS (cost $19,710,026)					19,541,303

NON-CORPORATE FOREIGN AGENCIES — 2.3%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%		05/09/23	3,315	2,942,619
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	1,350	1,333,125
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	7.625%		07/23/19	1,000	1,170,000

Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		2,440	2,480,260
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		2,200	2,321,000
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19		1,950	2,354,625
Instituto de Credito Oficial (Spain), Gtd. Notes, MTN, RegS	4.375%	03/31/14	EUR	140	189,817
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	5.750%	04/30/43		1,175	994,191
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18		1,680	2,003,400
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	11.750%	01/23/15		410	448,130
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.000%	09/14/22		2,700	2,601,172
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17		500	526,089
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	8.350%	06/18/15	TRY	3,000	1,257,078
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22		950	899,528
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%	10/17/16		200	219,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%	06/28/17		1,500	1,638,750
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16		3,203	3,507,284
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes, 144A	6.250%	10/21/20		1,055	1,089,288
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	4.300%	05/20/23		1,200	1,017,000
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes	4.900%	10/28/14		2,050	1,901,375
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23		750	678,187
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22		250	254,277
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44		2,190	1,958,263
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41		1,000	1,022,627
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	8.250%	06/02/22	GBP	1,300	2,681,251
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24		2,200	2,717,000
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17		325	343,281
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	7.750%	05/29/18		1,485	1,652,538
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	4.500%	11/30/15	EUR	950	1,324,209
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%	05/29/18		1,425	1,546,125

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $47,623,797)					45,071,489

SOVEREIGN BONDS — 11.7%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16		1,000	1,000,200
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, RegS	1.375%	03/07/14		200	200,222
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	6,100	10,582,136

Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes, RegS	4.250%	07/09/17	EUR	3,500	5,104,019
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes, RegS	8.250%	01/15/15		2,500	2,670,750
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17		500	501,345
China Government Bond (China), Sr. Unsec’d. Notes	2.380%	07/19/14	CNY	2,940	485,128
China Government Bond (China), Sr. Unsec’d. Notes, RegS	0.600%	08/18/14	CNY	3,000	492,368
China Government Bond (China), Sr. Unsec’d. Notes, RegS	2.560%	06/29/17	CNY	7,000	1,148,003
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	3.750%	01/15/16		70	73,048
Czech Republic International (Czech Republic), Sr. Unsec’d. Notes, MTN, RegS	5.000%	06/11/18	EUR	1,000	1,571,920
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15		500	501,534
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN	3.165%	03/31/14	SEK	4,000	612,675
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	0.625%	05/22/15		200	200,796
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000%	09/26/20		2,325	2,359,875
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125%	05/02/17		1,000	1,005,960
Hellenic Republic Government Bond (Greece), Bonds, Series PSI, RegS	2.000%	02/24/23	EUR	3,350	3,013,622
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9RG	5.800%	07/14/15	JPY	81,700	755,667
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, Series 9BR	5.800%	07/14/15	JPY	289,800	2,680,444
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, Series 12RG(b)	5.250%	02/01/16	JPY	100,000	900,460
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		2,480	2,476,900
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		1,010	996,113
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		1,200	1,278,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%	01/11/19	EUR	545	801,200
Iceland Government International Bond (Iceland), Unsec’d. Notes, RegS	4.875%	06/16/16		1,400	1,463,000
Iceland Government International Bond (Iceland), Unsec’d. Notes, 144A	4.875%	06/16/16		500	522,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%	03/13/20		4,030	4,251,650
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%	03/09/17		506	566,088
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%	01/17/18		2,250	2,505,938
Ireland Government Bond (Ireland), Bonds	4.400%	06/18/19	EUR	9,515	14,386,906
Ireland Government Bond (Ireland), Bonds	4.500%	04/18/20	EUR	1,160	1,756,654
Ireland Government Bond (Ireland), Bonds	5.900%	10/18/19	EUR	1,000	1,619,624
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, MTN	3.750%	10/12/15	EUR	1,000	1,411,963
Italy Buoni Poliennali del Tesoro (Italy), Bonds	4.750%	05/01/17	EUR	1,425	2,100,148
Italy Buoni Poliennali del Tesoro (Italy), Bonds	5.500%	11/01/22	EUR	800	1,238,471
Italy Buoni Poliennali del Tesoro (Italy), Bonds	6.500%	11/01/27	EUR	1,610	2,705,547
Italy Buoni Poliennali del Tesoro (Italy), Bonds	7.250%	11/01/26	EUR	400	711,397

Italy Government International Bond (Italy), Sr. Unsec’d. Notes, Regs	3.700%		11/14/16	JPY	30,000	305,297
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	4.500%		01/21/15		1,000	1,033,780
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.250%		09/20/16		1,500	1,632,225
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	6.875%		09/27/23		500	607,300
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	190,000	1,903,130
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	400,000	4,061,114
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	5.500%		12/15/14	JPY	200,000	2,025,714
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN, RegS	2.500%		03/02/15	CHF	1,000	1,122,484
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN, RegS	5.750%		07/25/16	EUR	1,200	1,779,268
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN, RegS	6.000%		08/04/28	GBP	400	708,363
Kingdom of Belgium (Belgium), Notes, 144A	8.875%		12/01/24		1,000	1,358,032
Kingdom of Belgium (Belgium), Notes, MTN	5.000%		04/24/18	GBP	1,000	1,822,607
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.750%		03/05/15		570	584,288
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%		09/15/14		417	423,390
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	6.750%		01/15/15		2,000	2,101,680
Malaysia Sukuk Global Bhd (Malaysia), Sr. Unsec’d. Notes, RegS	3.928%		06/04/15		1,700	1,762,628
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	5,070	6,556,908
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250%		07/14/17	EUR	2,950	4,322,051
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		3,000	2,640,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	11.000%		05/08/17	ITL	1,095,000	983,912
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, RegS	1.000%		02/24/17		1,000	1,003,870
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20		2,165	2,351,190
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.643	%(d)	05/31/18		484	445,527
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.000%		11/21/18		3,321	3,279,488
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%		07/21/25		1,000	1,245,000
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	9.875%		02/06/15		1,069	1,162,538
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	7.500%		10/14/14	EUR	3,959	5,575,545
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	9.910%		05/05/15	PEN	980	372,074
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	5,360	7,824,031
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750%		01/14/31		1,500	1,980,000

Poland Government International Bond (Poland), Sr. Unsec’d. Notes, RegS	1.050%		11/08/17	JPY	200,000	1,984,712
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, RegS	2.340%		11/13/14	JPY	100,000	994,020
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, MTN	2.125%		03/31/14	CHF	1,135	1,255,116
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	3.500%		03/25/15		8,809	8,947,980
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	3.850%		04/15/21	EUR	120	154,644
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.450%		06/15/18	EUR	700	977,139
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.750%		06/14/19	EUR	6,070	8,458,262
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.800%		06/15/20	EUR	850	1,172,380
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.950%		10/25/23	EUR	500	678,469
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	6.400%		02/15/16	EUR	600	870,785
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.750%		01/20/42		1,500	1,597,500
Republic of Armenia, (Armenia), Sr. Unsec’d. Notes, 144A	6.000%		09/30/20		3,550	3,544,675
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	4.875%		01/22/21		2,575	2,696,025
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	5.625%		01/07/41		700	665,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	7.125%		01/20/37		650	728,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34		1,130	1,412,500
Republic of Columbia (Colombia), Sr. Unsec’d. Notes	7.375%		09/18/37		1,115	1,340,788
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250%		02/22/17		2,000	2,175,000
Republic of Serbia (Serbia), Sr. Unsec’d. Notes, RegS	6.750	%(e)	11/01/24		4,258	4,204,477
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	5.000%		03/18/15	EUR	3,400	4,748,032
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	4.875%		01/22/24		620	604,500
Slovakia Government Bond (Slovak Republic), Sr. Unsec’d. Notes, RegS	4.625%		01/19/17	EUR	1,000	1,494,099
Slovakia Government International Bond (Slovak Republic), Sr. Unsec’d. Notes, 144A	4.375%		05/21/22		500	520,000
Slovakia Government International Bond (Slovak Republic), Sr. Unsec’d. Notes, RegS	4.375%		05/21/22		2,800	2,912,000
Slovenia Government Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.375%		02/06/19	EUR	1,200	1,667,975
Slovenia Government International Bond (Slovenia), Bonds, 144A	5.850%		05/10/23		1,500	1,528,110
Slovenia Government International Bond (Slovenia), Sr. Unsec’d Notes., RegS	4.750%		05/10/18		2,400	2,454,720
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	4.750%		05/10/18		2,500	2,557,000
South Africa Government International Bond (South Africa), Unsec’d. Notes, MTN	4.500%		04/05/16	EUR	1,500	2,124,823
Spain Government Bond (Spain), Bonds	4.250%		10/31/16	EUR	7,410	10,752,570
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18		8,500	8,905,620
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, RegS	1.000%		06/03/14		700	701,883
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.125%		05/18/20	EUR	1,850	2,576,202
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.875%		04/02/19	EUR	900	1,312,523

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.500%	02/10/14	EUR	500	674,928
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	6.875%	01/19/16	EUR	100	146,267

TOTAL SOVEREIGN BONDS (cost $225,091,602)					229,164,429

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Mortgage Corp.	1.375%	05/01/20		400	381,820
Federal Home Loan Mortgage Corp.(f)	2.375%	01/13/22		1,380	1,347,694

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,737,095)					1,729,514

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bonds	3.625%	08/15/43		3,625	3,625,566
U.S. Treasury Notes	1.500%	12/31/18		38,240	38,263,900
U.S. Treasury Notes(g)	2.375%	02/28/15		10,400	10,644,161
U.S. Treasury Notes	2.750%	11/15/23		7,873	7,929,591

TOTAL U.S. TREASURY OBLIGATIONS (cost $59,863,536)					60,463,218

TOTAL LONG-TERM INVESTMENTS (cost $1,950,972,297)					1,945,395,455

SHORT-TERM INVESTMENT — 0.7%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $14,134,333)(h)				14,134,333	14,134,333

TOTAL INVESTMENTS — 99.9% (cost $1,965,106,630)(i)					1,959,529,788
OTHER ASSETS IN EXCESS OF LIABILITIES(j) — 0.1%					2,594,327

NET ASSETS — 100.0%					$1,962,124,115

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AUD	Australian Dollar
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BRL	Brazilian Real
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Cetip Interbank Deposit
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index

CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMM	Constant Maturity Mortgage
CMS	Constant Maturity Swaps
CNY	Chinese Yuan
COLIBOR	Columbia Interbank Offered Rate
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
IO	Interest Only
ITL	Italian Lira
JIBAR	Johannesburg Interbank Agreed Rate
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MosPrime	Moscow Prime Offered Rate
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OIS	Overnight Index Swap
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TELBOR	Tel Aviv Interbank Offered Rate
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

#	Principal amount or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $26,809,060. The aggregate value of $26,836,868, is approximately 1.4% of net assets.
(d)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(e)	Represents step coupon bond. Rate shown reflects the rate in effect at January 31, 2014.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(h)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(i)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$1,979,008,906

Appreciation	16,748,176
Depreciation	(36,227,294)

Net Unrealized Depreciation	$(19,479,118)

The book basis may differ from tax basis due to certain tax related adjustments.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
1,362	5 Year U.S. Treasury Notes	Mar. 2014	$162,078,749	$164,291,250	$2,212,501

	Short Positions:
390	2 Year U.S. Treasury Notes	Mar. 2014	85,738,169	85,879,218	(141,049)
206	10 Year U.S. Treasury Notes	Mar. 2014	25,789,841	25,904,500	(114,659)
104	U.S. Ultra Bonds	Mar. 2014	14,471,375	14,956,500	(485,125)

					(740,833)

					$1,471,668

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.

Forward foreign currency exchange contracts outstanding at January 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 04/15/14	Deutsche Bank	AUD	5,664	$4,951,600	$4,932,806	$(18,794)
Expiring 04/15/14	JPMorgan Chase	AUD	4,540	3,961,300	3,954,108	(7,192)
Brazilian Real,
Expiring 04/14/14	Citigroup Global Markets	BRL	6,162	2,544,161	2,505,865	(38,296)
British Pound,
Expiring 04/28/14	Citigroup Global Markets	GBP	1,266	2,103,410	2,079,423	(23,987)
Expiring 04/28/14	Citigroup Global Markets	GBP	5,227	8,658,851	8,586,411	(72,440)
Canadian Dollar,
Expiring 04/25/14	Deutsche Bank	CAD	6,574	5,903,600	5,890,492	(13,108)
Chinese Yuan,
Expiring 04/15/14	Citigroup Global Markets	CNY	130,264	21,556,004	21,470,135	(85,869)
Expiring 04/15/14	Goldman Sachs & Co.	CNY	102,390	16,947,841	16,875,999	(71,842)
Expiring 04/15/14	Hong Kong & Shanghai Bank	CNY	24,328	4,026,429	4,009,759	(16,670)
Expiring 04/15/14	JPMorgan Chase	CNY	28,432	4,705,680	4,686,120	(19,560)
Expiring 04/15/14	UBS AG	CNY	29,296	4,848,265	4,828,552	(19,713)
Czech Republic Koruna,
Expiring 04/24/14	Barclays Capital Group	CZK	162,092	8,011,466	7,944,445	(67,021)
Expiring 04/24/14	Deutsche Bank	CZK	79,704	3,972,400	3,906,481	(65,919)
Euro,
Expiring 04/28/14	Deutsche Bank	EUR	9,972	13,502,584	13,450,235	(52,349)
Hong Kong Dollar,
Expiring 04/15/14	Barclays Capital Group	HKD	127,117	16,389,293	16,375,340	(13,953)
Hungarian Forint,
Expiring 04/24/14	JPMorgan Chase	HUF	3,088,235	13,805,251	13,260,280	(544,971)

Indian Rupee,
Expiring 02/03/14	Citigroup Global Markets	INR	173,741	2,762,700	2,771,160	8,460
Expiring 02/03/14	UBS AG	INR	316,928	4,979,430	5,054,999	75,569
Expiring 02/03/14	UBS AG	INR	372,942	5,922,060	5,948,413	26,353
Expiring 03/04/14	UBS AG	INR	863,611	13,554,276	13,686,860	132,584
Israeli New Shekel,
Expiring 04/30/14	Citigroup Global Markets	ILS	12,832	3,672,941	3,645,067	(27,874)
Expiring 04/30/14	Deutsche Bank	ILS	13,843	3,964,600	3,932,182	(32,418)
Japanese Yen,
Expiring 04/25/14	JPMorgan Chase	JPY	2,640,823	25,817,300	25,859,131	41,831
Expiring 04/28/14	Citigroup Global Markets	JPY	1,631,361	15,649,779	15,974,714	324,935
Malaysian Ringgit,
Expiring 04/10/14	UBS AG	MYR	12,907	3,923,100	3,841,120	(81,980)
Mexican Peso,
Expiring 04/25/14	BNP Paribas	MXN	161,179	12,045,011	11,971,926	(73,085)
Expiring 04/25/14	Deutsche Bank	MXN	119,383	8,913,000	8,867,449	(45,551)
New Taiwanese Dollar,
Expiring 03/04/14	UBS AG	TWD	232,868	7,907,379	7,694,016	(213,363)
New Zealand Dollar,
Expiring 04/15/14	Barclays Capital Group	NZD	15,472	12,785,786	12,443,769	(342,017)
Expiring 10/23/14	Goldman Sachs & Co.	NZD	8,019	6,464,300	6,336,234	(128,066)
Norwegian Krone,
Expiring 04/24/14	JPMorgan Chase	NOK	45,793	7,408,649	7,272,701	(135,948)
Peruvian Nuevo Sol,
Expiring 02/04/14	BNP Paribas	PEN	1,223	433,114	432,841	(273)
Expiring 02/04/14	Citigroup Global Markets	PEN	14,685	5,264,846	5,196,875	(67,971)
Philippine Peso,
Expiring 03/17/14	Barclays Capital Group	PHP	403,601	9,038,819	8,899,454	(139,365)
Polish Zloty,
Expiring 04/24/14	Barclays Capital Group	PLN	74,527	24,135,289	23,515,162	(620,127)
Romanian Leu,
Expiring 04/24/14	Hong Kong & Shanghai Bank	RON	20,798	6,210,020	6,158,350	(51,670)
Russian Ruble,
Expiring 04/17/14	Citigroup Global Markets	RUB	90,419	2,684,875	2,531,346	(153,529)
Singapore Dollar,
Expiring 04/17/14	BNP Paribas	SGD	3,786	2,971,000	2,965,327	(5,673)
Expiring 04/17/14	Deutsche Bank	SGD	1,263	990,300	988,945	(1,355)
South African Rand,
Expiring 04/25/14	Citigroup Global Markets	ZAR	33,249	2,971,000	2,952,962	(18,038)
South Korean Won,
Expiring 04/08/14	Hong Kong & Shanghai Bank	KRW	14,565,310	13,540,309	13,552,701	12,392
Swedish Krona,
Expiring 04/24/14	BNP Paribas	SEK	165,307	25,472,103	25,197,833	(274,270)
Swiss Franc,
Expiring 04/24/14	Deutsche Bank	CHF	26,625	29,789,200	29,386,352	(402,848)
Thai Baht,
Expiring 02/12/14	Barclays Capital Group	THB	43,703	1,346,900	1,323,087	(23,813)
Expiring 02/12/14	Barclays Capital Group	THB	59,346	1,867,500	1,796,682	(70,818)
Expiring 02/12/14	BNP Paribas	THB	124,309	3,859,700	3,763,417	(96,283)
Expiring 02/12/14	BNP Paribas	THB	124,699	3,868,800	3,775,218	(93,582)

Expiring 02/12/14	Citigroup Global Markets	THB	125,173	3,860,400	3,789,578	(70,822)
Expiring 02/12/14	Credit Suisse First Boston Corp.	THB	124,607	3,859,700	3,772,438	(87,262)
Turkish Lira,
Expiring 04/30/14	Deutsche Bank	TRY	8,284	3,565,200	3,571,590	6,390
Expiring 04/30/14	Deutsche Bank	TRY	13,823	5,942,000	5,959,245	17,245
Expiring 04/30/14	Deutsche Bank	TRY	21,144	8,920,300	9,115,550	195,250

				$432,249,821	$428,701,145	$(3,548,676)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 04/15/14	Deutsche Bank	AUD	6,776	$5,903,600	$5,901,276	$2,324
Expiring 04/15/14	Goldman Sachs & Co.	AUD	12,171	10,525,500	10,599,588	(74,088)
Brazilian Real,
Expiring 04/14/14	Barclays Capital Group	BRL	2,577	1,069,837	1,047,904	21,933
British Pound,
Expiring 04/25/14	JPMorgan Chase	GBP	4,815	7,943,800	7,910,710	33,090
Canadian Dollar,
Expiring 04/25/14	Toronto Dominion	CAD	24,364	22,257,715	21,832,237	425,478
Czech Republic Koruna,
Expiring 04/24/14	Deutsche Bank	CZK	246,022	12,080,500	12,058,056	22,444
Danish Krone,
Expiring 04/24/14	Barclays Capital Group	DKK	26,279	4,779,840	4,753,575	26,265
Euro,
Expiring 04/28/14	Citigroup Global Markets	EUR	1,381	1,869,105	1,862,502	6,603
Expiring 04/28/14	Citigroup Global Markets	EUR	597	814,724	804,569	10,155
Expiring 04/28/14	Credit Suisse First Boston Corp.	EUR	62,126	84,977,833	83,792,755	1,185,078
Expiring 04/28/14	Goldman Sachs & Co.	EUR	4,924	6,732,870	6,641,427	91,443
Hungarian Forint,
Expiring 04/24/14	Citigroup Global Markets	HUF	916,966	3,935,700	3,937,273	(1,573)
Expiring 04/24/14	Deutsche Bank	HUF	1,564,219	6,960,700	6,716,453	244,247
Expiring 04/24/14	Deutsche Bank	HUF	675,182	2,970,600	2,899,101	71,499
Indian Rupee,
Expiring 02/03/14	UBS AG	INR	863,611	13,647,451	13,774,573	(127,122)
Expiring 03/04/14	Citigroup Global Markets	INR	171,727	2,616,200	2,721,606	(105,406)
Expiring 03/04/14	Citigroup Global Markets	INR	139,530	2,178,800	2,211,335	(32,535)
Expiring 03/04/14	Citigroup Global Markets	INR	112,092	1,788,600	1,776,473	12,127
Expiring 03/04/14	UBS AG	INR	117,732	1,727,800	1,865,870	(138,070)
Expiring 03/04/14	UBS AG	INR	110,633	1,907,300	1,753,357	153,943
Expiring 03/04/14	UBS AG	INR	108,248	1,879,300	1,715,554	163,746
Expiring 03/04/14	UBS AG	INR	77,268	1,318,000	1,224,571	93,429
Expiring 03/04/14	UBS AG	INR	11,573	199,200	183,406	15,794
Japanese Yen,
Expiring 04/28/14	Credit Suisse First Boston Corp.	JPY	64,635	631,950	632,923	(973)

Expiring 04/28/14	Credit Suisse First Boston Corp.	JPY	10,199	97,742	99,867	(2,125)
Expiring 04/28/14	Hong Kong & Shanghai Bank	JPY	9,205,116	88,967,116	90,138,899	(1,171,783)
Malaysian Ringgit,
Expiring 04/10/14	UBS AG	MYR	12,664	3,778,700	3,768,896	9,804
Mexican Peso,
Expiring 04/25/14	Deutsche Bank	MXN	66,367	4,954,400	4,929,528	24,872
Expiring 04/25/14	Deutsche Bank	MXN	40,323	2,978,900	2,995,089	(16,189)
New Taiwanese Dollar,
Expiring 03/04/14	Citigroup Global Markets	TWD	232,868	7,902,414	7,694,016	208,398
Expiring 03/04/14	UBS AG	TWD	150,527	4,972,000	4,973,452	(1,452)
Expiring 03/18/14	Citigroup Global Markets	TWD	118,242	3,923,100	3,908,857	14,243
Expiring 03/18/14	Citigroup Global Markets	TWD	86,309	2,889,500	2,853,219	36,281
New Zealand Dollar,
Expiring 04/15/14	UBS AG	NZD	7,335	5,903,600	5,899,477	4,123
Norwegian Krone,
Expiring 04/24/14	Barclays Capital Group	NOK	43,411	6,887,500	6,894,453	(6,953)
Expiring 04/24/14	BNP Paribas	NOK	70,998	11,518,500	11,275,784	242,716
Expiring 04/24/14	BNP Paribas	NOK	43,411	6,931,400	6,894,390	37,010
Peruvian Nuevo Sol,
Expiring 02/04/14	Citigroup Global Markets	PEN	15,908	5,625,300	5,629,715	(4,415)
Expiring 04/29/14	BNP Paribas	PEN	1,223	426,395	426,321	74
Philippine Peso,
Expiring 03/17/14	UBS AG	PHP	409,296	9,343,600	9,025,030	318,570
Polish Zloty,
Expiring 04/24/14	Citigroup Global Markets	PLN	34,317	10,823,200	10,827,896	(4,696)
Russian Ruble,
Expiring 04/17/14	Citigroup Global Markets	RUB	274,926	7,944,800	7,696,790	248,010
Expiring 04/17/14	Citigroup Global Markets	RUB	139,656	3,961,300	3,909,782	51,518
Expiring 04/17/14	Toronto Dominion	RUB	93,514	2,764,198	2,617,996	146,202
Singapore Dollar,
Expiring 04/17/14	Citigroup Global Markets	SGD	5,139	4,035,934	4,024,987	10,947
South African Rand,
Expiring 04/25/14	Citigroup Global Markets	ZAR	45,311	4,005,983	4,024,267	(18,284)
South Korean Won,
Expiring 04/08/14	Citigroup Global Markets	KRW	3,125,030	2,916,500	2,907,771	8,729
Expiring 04/08/14	UBS AG	KRW	11,509,634	10,525,500	10,709,461	(183,961)
Swedish Krona,
Expiring 04/24/14	Goldman Sachs & Co.	SEK	70,862	10,823,200	10,801,609	21,591
Swiss Franc,
Expiring 04/02/14	Citigroup Global Markets	CHF	1,150	1,266,534	1,268,992	(2,458)
Expiring 04/24/14	Credit Suisse First Boston Corp.	CHF	22,073	24,285,523	24,361,629	(76,106)
Expiring 04/24/14	Credit Suisse First Boston Corp.	CHF	4,614	5,153,900	5,092,911	60,989

Expiring 04/24/14	Goldman Sachs & Co.	CHF	2,669	2,971,000	2,945,782	25,218
Thai Baht,
Expiring 02/12/14	Barclays Capital Group	THB	181,218	5,580,000	5,486,314	93,686
Expiring 02/12/14	Citigroup Global Markets	THB	179,017	5,606,200	5,419,658	186,542
Expiring 02/12/14	Citigroup Global Markets	THB	119,615	3,750,200	3,621,294	128,906
Expiring 02/12/14	Deutsche Bank	THB	121,826	3,756,500	3,688,221	68,279
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	167,951	4,951,000	5,020,147	(69,147)
Turkish Lira,
Expiring 04/30/14	BNP Paribas	TRY	171,233	72,271,566	73,822,155	(1,550,589)

				$555,210,130	$554,271,749	$938,381

						$(2,610,295)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2014.

Cross currency exchange contracts outstanding at January 31, 2014:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation(1)	Counterparty
04/24/14	Buy	GBP	3,588	NOK	36,811	$48,235	Deutsche Bank
04/28/14	Buy	JPY	603,869	EUR	4,372	16,867	Deutsche Bank

						$65,102

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2014.

Currency swap agreements outstanding at January 31, 2014:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
7,932	3 Month LIBOR	EUR	5,980	3 Month EURIBOR minus 26.25 bps	Barclays Capital Group	01/25/15	$(115,595)	$—	$(115,595)
2,243	3 Month LIBOR	EUR	1,700	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	(39,600)	—	(39,600)
364	3 Month LIBOR	EUR	280	3 Month EURIBOR minus 30.50 bps	Barclays Capital Group	12/04/14	(12,995)	—	(12,995)
196	3 Month LIBOR	EUR	150	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	(5,719)	—	(5,719)
1,817	3 Month LIBOR	GBP	1,200	3 Month GBP LIBOR minus 14.25 bps	Barclays Capital Group	04/05/18	(149,472)	—	(149,472)
602	3 Month LIBOR	JPY	60,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	18,247	—	18,247
6,619	3 Month LIBOR	EUR	4,975	3 Month EURIBOR minus 26.00 bps	Citigroup Global Markets	01/25/15	(76,404)	—	(76,404)
1,079	3 Month LIBOR	EUR	820	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	(21,803)	—	(21,803)
254	3 Month LIBOR	EUR	200	3 Month EURIBOR minus 31.25 bps	Citigroup Global Markets	11/15/15	(14,561)	—	(14,561)
1,622	3 Month LIBOR	JPY	158,135	3 Month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/05/15	78,596	—	78,596

1,077	3 Month LIBOR	JPY	100,000	3 Month JPY LIBOR minus 28.00 bps	Citigroup Global Markets	10/05/14	99,944	—	99,944
2,013	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 53.25 bps	Citigroup Global Markets	04/24/17	67,339	—	67,339
6,211	3 Month LIBOR	EUR	4,700	3 Month EURIBOR minus 29.75 bps	Deutsche Bank	12/31/15	(97,801)	—	(97,801)
1,492	3 Month LIBOR	JPY	150,000	3 Month JPY LIBOR minus 19.50 bps	Hong Kong & Shanghai Bank	07/22/14	24,110	—	24,110
1,070	3 Month LIBOR	CHF	1,000	3 Month CHF LIBOR minus 29.00 bps	Hong Kong & Shanghai Bank	04/24/15	(31,714)	—	(31,714)
1,800	3 Month LIBOR	EUR	1,350	3 Month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	(17,317)	—	(17,317)
3,211	3 Month LIBOR	EUR	2,420	3 Month EURIBOR minus 26.00 bps	Hong Kong & Shanghai Bank	01/25/15	(45,650)	—	(45,650)
2,618	3 Month LIBOR	EUR	2,000	3 Month EURIBOR minus 26.00 bps	Hong Kong & Shanghai Bank	04/16/15	(71,932)	—	(71,932)
724	3 Month LIBOR	EUR	550	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	(14,309)	—	(14,309)
1,686	3 Month LIBOR	EUR	1,290	3 Month EURIBOR minus 30.50 bps	Hong Kong & Shanghai Bank	12/17/15	(38,325)	—	(38,325)
2,656	3 Month LIBOR	GBP	1,745	3 Month GBP LIBOR minus 9.50 bps	Hong Kong & Shanghai Bank	06/04/18	(210,267)	—	(210,267)
1,305	3 Month LIBOR	EUR	1,000	3 Month EURIBOR minus 25.25 bps	JPMorgan Chase	04/11/15	(40,283)	—	(40,283)
1,246	3 Month LIBOR	EUR	950	3 Month EURIBOR minus 28.375 bps	JPMorgan Chase	10/19/14	(32,639)	—	(32,639)
127	3 Month LIBOR	EUR	100	3 Month EURIBOR minus 31.25 bps	JPMorgan Chase	11/15/14	(7,420)	—	(7,420)
1,061	3 Month LIBOR	JPY	105,000	3 Month JPY LIBOR minus 37.00 bps	JPMorgan Chase	04/11/15	35,743	—	35,743
43	3 Month LIBOR plus 208 bps	EUR	35	4.250%	Citigroup Global Markets	07/14/17	(8,576)	(4,000)	(4,576)
79	3 Month LIBOR plus 220 bps	EUR	65	4.250%	Citigroup Global Markets	07/14/17	(15,837)	(6,770)	(9,067)
257	3 Month LIBOR plus 313 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	55,587	(11,240)	66,827
256	3 Month LIBOR plus 333 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	59,905	(10,063)	69,968
123	3 Month LIBOR plus 398 bps	EUR	100	4.500%	JPMorgan Chase	11/30/15	(14,024)	(2,121)	(11,903)
121	3 Month LIBOR plus 412 bps	EUR	100	4.500%	Citigroup Global Markets	11/30/15	(15,018)	(1,140)	(13,878)
64	3 Month LIBOR plus 432 bps	JPY	5,000	3.450%	Citigroup Global Markets	03/24/17	17,379	311	17,068
TRY 10,920	7.70%		5,673	3 Month LIBOR	Barclays Capital Group	07/22/18	(1,068,470)	—	(1,068,470)
TRY 11,530	7.71%		5,996	3 Month LIBOR	Barclays Capital Group	07/23/18	(1,133,444)	—	(1,133,444)

TRY 40,000	8.68%	19,498	3 Month LIBOR	Hong Kong & Shanghai Bank	09/05/15	(1,744,558)	—	(1,744,558)
TRY 59,000	8.69%	28,393	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(2,224,453)	—	(2,224,453)

						$(6,811,336)	$(35,023)	$(6,776,313)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at January 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
	$52,700	08/29/15	0.740%	3 Month LIBOR(1)	$203	$(173,059)	$(173,262)
NZD	70,260	09/01/15	3.858%	3 Month NZD LIBOR(2)	172	(81,598)	(81,770)
EUR	52,000	09/11/15	0.565%	6 Month EURIBOR(1)	380	(196,989)	(197,369)
MXN	15,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	—	14,665	14,665
	68,380	02/28/18	1.649%	3 Month LIBOR(1)	458	(1,085,973)	(1,086,431)
PLN	9,000	09/02/18	4.020%	6 Month WIBOR(2)	59	4,182	4,123
PLN	85,000	09/03/18	3.985%	6 Month WIBOR(2)	164	307	143
HUF	3,190,000	11/18/18	4.340%	6 Month BUBOR(2)	66	(232,557)	(232,623)
	51,465	08/31/20	2.085%	3 Month LIBOR(1)	459	69,882	69,423
	94,000	08/31/20	2.160%	3 Month LIBOR(1)	714	(321,130)	(321,844)
	47,500	08/31/20	2.219%	3 Month LIBOR(1)	435	(337,867)	(338,302)
	87,500	08/31/20	2.278%	3 Month LIBOR(1)	675	(949,321)	(949,996)
	10,925	08/31/20	2.490%	3 Month LIBOR(1)	215	(265,269)	(265,484)
	142,000	08/31/20	2.575%	3 Month LIBOR(1)	1,002	(4,205,049)	(4,206,051)
	136,750	09/24/20	2.301%	3 Month LIBOR(2)	970	1,484,098	1,483,128
	2,665	01/31/22	2.505%	3 Month LIBOR(1)	166	(11,831)	(11,997)
MXN	2,900	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	—	(4,728)	(4,728)
	62,775	08/07/23	4.248%	3 Month LIBOR(2)	432	542,353	541,921
	27,465	08/08/23	4.283%	3 Month LIBOR(2)	274	277,814	277,540
	27,465	08/09/23	4.231%	3 Month LIBOR(2)	274	216,019	215,745
NZD	9,130	08/19/23	4.850%	3 Month NZD LIBOR(2)	180	(120,295)	(120,475)
EUR	10,800	08/26/23	2.216%	3 Month EURIBOR(1)	316	(507,319)	(507,635)
GBP	7,500	08/29/23	2.695%	3 Month GBP LIBOR(2)	326	(28,218)	(28,544)
HUF	683,800	09/02/23	6.085%	6 Month BUBOR(2)	25	131,285	131,260
HUF	50,000	09/03/23	5.940%	6 Month BUBOR(2)	2	7,267	7,265
	101,900	09/24/23	2.903%	3 Month LIBOR(1)	965	(1,488,363)	(1,489,328)
ZAR	11,500	10/22/23	7.625%	3 Month JIBAR(2)	25	(83,294)	(83,319)
ZAR	88,600	11/14/23	8.190%	3 Month JIBAR(2)	84	(356,205)	(356,289)
PLN	23,100	11/18/23	4.020%	6 Month WIBOR(2)	107	(240,865)	(240,972)

					$9,148	$(7,942,058)	$(7,951,206)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:

	$3,800	08/24/14	0.475%	3 Month LIBOR(1)	$(10,981)	$—	$(10,981)	Citigroup Global Markets
	9,700	12/03/14	0.376%	3 Month LIBOR(1)	(10,741)	—	(10,741)	Citigroup Global Markets
EUR	3,155	12/14/14	0.349%	3 Month EURIBOR(1)	1,101	—	1,101	Citigroup Global Markets
	3,470	12/14/14	0.351%	3 Month LIBOR(2)	2,808	—	2,808	Citigroup Global Markets
	8,000	01/03/15	0.385%	3 Month LIBOR(1)	(8,745)	—	(8,745)	Citigroup Global Markets
EUR	13,000	05/22/15	0.238%	3 Month EURIBOR(1)	(20,051)	—	(20,051)	Barclays Capital Group
	5,000	08/24/15	0.573%	3 Month LIBOR(1)	(27,445)	—	(27,445)	Citigroup Global Markets
	13,000	12/03/15	0.450%	3 Month LIBOR(1)	(13,434)	—	(13,434)	Citigroup Global Markets
	3,985	12/03/15	0.450%	3 Month LIBOR(1)	(4,118)	—	(4,118)	Citigroup Global Markets
	7,660	01/25/16	0.503%	3 Month LIBOR(1)	(8,538)	—	(8,538)	Citigroup Global Markets
EUR	6,390	01/25/16	0.695%	6 Month EURIBOR(2)	44,988	—	44,988	Citigroup Global Markets
	2,000	04/08/16	2.520%	3 Month LIBOR(1)	(103,086)	—	(103,086)	Citigroup Global Markets
	2,000	04/27/16	2.313%	3 Month LIBOR(1)	(92,051)	—	(92,051)	Citigroup Global Markets
	1,000	05/18/16	2.040%	3 Month LIBOR(1)	(37,934)	—	(37,934)	Citigroup Global Markets
	2,000	06/30/16	1.821%	3 Month LIBOR(1)	(62,136)	—	(62,136)	Citigroup Global Markets
NZD	1,000	08/09/16	3.125%	3 Month BBR(2)	(9,663)	—	(9,663)	Citigroup Global Markets
	2,070	08/31/16	0.934%	3 Month LIBOR(2)	22,285	—	22,285	Credit Suisse First Boston Corp.
BRL	2,166	01/01/17	—	1 Day BZDIOVER(2)	(113,775)	—	(113,775)	Citigroup Global Markets
BRL	1,026	01/01/17	—	1 Day BZDIOVER(2)	(39,151)	—	(39,151)	Barclays Capital Group
BRL	73,728	01/02/17	—	1 Day BZDIOVER(2)	(1,689,581)	—	(1,689,581)	Hong Kong & Shanghai Bank
	24,900	02/28/17	0.687%	3 Month LIBOR(1)	65,435	—	65,435	Credit Suisse First Boston Corp.
NZD	130	03/26/17	3.810%	3 Month BBR(2)	(18)	—	(18)	Hong Kong & Shanghai Bank
	2,500	08/24/17	0.944%	3 Month LIBOR(1)	557	—	557	Citigroup Global Markets
	14,325	08/31/17	0.751%	3 Month LIBOR(1)	117,757	—	117,757	Bank of Nova Scotia
	12,000	09/10/17	0.845%	3 Month LIBOR(1)	63,209	—	63,209	Morgan Stanley
	125,750	11/30/17	1.170%	3 Month LIBOR(1)	(219,705)	—	(219,705)	Credit Suisse First Boston Corp.
	5,000	12/03/17	0.759%	3 Month LIBOR(1)	73,973	—	73,973	Citigroup Global Markets
	19,100	01/02/18	0.839%	3 Month LIBOR(1)	262,779	—	262,779	Citigroup Global Markets
EUR	2,900	01/07/18	0.848%	3 Month EURIBOR(1)	(11,826)	—	(11,826)	Citigroup Global Markets
	3,500	01/07/18	0.863%	3 Month LIBOR(2)	(45,809)	—	(45,809)	Barclays Capital Group
	290	04/18/18	0.985%	6 Month LIBOR(1)	4,691	—	4,691	Barclays Capital Group
	850	04/18/18	0.986%	6 Month LIBOR(1)	12,762	—	12,762	Citigroup Global Markets
	3,000	04/22/18	0.865%	3 Month LIBOR(1)	50,236	—	50,236	JPMorgan Chase
EUR	6,700	05/22/18	0.649%	3 Month EURIBOR(1)	(11,598)	—	(11,598)	Barclays Capital Group
MXN	143,100	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	219,353	—	219,353	Credit Suisse First Boston Corp.
ZAR	119,800	06/25/18	7.420%	3 Month JIBAR(2)	(275,041)	—	(275,041)	Barclays Capital Group
PLN	56,900	06/28/18	3.736%	6 Month WIBOR(2)	196,962	—	196,962	Citigroup Global Markets
NZD	3,380	08/12/18	4.143%	3 Month BBR(2)	1,900	—	1,900	Citigroup Global Markets
NZD	2,540	08/13/18	4.160%	3 Month BBR(2)	3,024	—	3,024	Citigroup Global Markets
NZD	2,540	08/13/18	4.218%	3 Month BBR(2)	8,414	—	8,414	Barclays Capital Group
	300	09/21/18	1.670%	3 Month LIBOR(1)	(4,214)	—	(4,214)	Goldman Sachs & Co.
MXN	173,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	(148,249)	—	(148,249)	Deutsche Bank
COP	4,480,000	11/19/18	5.380%	1 Day COLIBOR OIS(2)	17,847	—	17,847	Hong Kong & Shanghai Bank

COP	4,480,000	11/20/18	5.290%	1 Day COLIBOR OIS(2)	8,584	—	8,584	Deutsche Bank
ILS	94,400	11/20/18	2.163%	3 Month TELBOR(2)	35,518	—	35,518	Barclays Capital Group
	11,110	08/15/19	1.231%	3 Month LIBOR(1)	290,058	—	290,058	Credit Suisse First Boston Corp.
	6,620	11/15/19	1.334%	3 Month LIBOR(1)	192,500	—	192,500	Citigroup Global Markets
	23,800	01/24/20	1.348%	3 Month LIBOR(1)	828,015	—	828,015	Credit Suisse First Boston Corp.
	50,000	02/25/20	1.478%	3 Month LIBOR(1)	1,179,294	—	1,179,294	Bank of America
	2,090	04/19/20	1.441%	6 Month LIBOR(1)	76,812	—	76,812	Citigroup Global Markets
	1,040	04/19/20	1.443%	6 Month LIBOR(1)	39,353	—	39,353	Credit Suisse First Boston Corp.
	112,850	05/15/20	1.762%	3 Month LIBOR(1)	1,559,858	—	1,559,858	Citigroup Global Markets
	2,000	04/05/21	1.619%	3 Month LIBOR(1)	80,006	—	80,006	Citigroup Global Markets
	1,000	04/19/21	3.514%	3 Month LIBOR(1)	(94,221)	—	(94,221)	Citigroup Global Markets
	1,000	06/30/21	3.078%	3 Month LIBOR(1)	(54,954)	—	(54,954)	Citigroup Global Markets
	700	09/08/21	2.150%	3 Month LIBOR(2)	(5,662)	—	(5,662)	Citigroup Global Markets
	2,000	01/13/22	1.781%	3 Month LIBOR(1)	98,767	—	98,767	Barclays Capital Group
	2,400	08/24/22	1.855%	3 Month LIBOR(1)	118,712	—	118,712	Citigroup Global Markets
NZD	230	09/25/22	3.790%	3 Month BBR(2)	(13,671)	—	(13,671)	Citigroup Global Markets
	15,900	12/03/22	1.661%	3 Month LIBOR(1)	1,216,302	—	1,216,302	Citigroup Global Markets
	7,000	12/12/22	1.675%	3 Month LIBOR(1)	532,880	—	532,880	Morgan Stanley
	3,000	01/02/23	1.773%	3 Month LIBOR(1)	210,423	—	210,423	Citigroup Global Markets
	1,400	02/08/23	2.050%	3 Month LIBOR(1)	57,499	—	57,499	JPMorgan Chase
	24,000	04/03/23	2.015%	3 Month LIBOR(1)	1,189,462	—	1,189,462	Morgan Stanley
MXN	164,100	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(1,634,835)	—	(1,634,835)	Barclays Capital Group
RUB	150,000	05/17/23	7.250%	3 Month MosPrime(2)	(151,800)	—	(151,800)	Credit Suisse First Boston Corp.
	2,600	05/20/23	1.997%	3 Month LIBOR(1)	147,270	—	147,270	Credit Suisse First Boston Corp.
RUB	150,000	05/20/23	7.250%	3 Month MosPrime(2)	(153,472)	—	(153,472)	Credit Suisse First Boston Corp.
NZD	3,435	08/12/23	4.648%	3 Month BBR(2)	(37,549)	—	(37,549)	Citigroup Global Markets
NZD	2,495	08/13/23	4.668%	3 Month BBR(2)	(24,093)	—	(24,093)	Citigroup Global Markets
NZD	2,495	08/13/23	4.730%	3 Month BBR(2)	(13,931)	—	(13,931)	Barclays Capital Group
MXN	98,000	10/20/23	6.540%	28 Day Mexican Interbank Rate(2)	(222,211)	—	(222,211)	Deutsche Bank
MXN	6,100	10/20/23	6.550%	28 Day Mexican Interbank Rate(2)	(13,518)	—	(13,518)	Citigroup Global Markets
	2,500	12/03/27	2.170%	3 Month LIBOR(1)	298,560	—	298,560	Citigroup Global Markets
EUR	360	12/13/27	2.065%	3 Month EURIBOR(1)	10,691	—	10,691	Barclays Capital Group
	460	12/13/27	2.200%	3 Month LIBOR(2)	(53,728)	—	(53,728)	Barclays Capital Group
AUD	360	12/19/32	4.423%	6 Month BBSW(2)	(15,949)	—	(15,949)	Barclays Capital Group
AUD	450	12/20/32	4.420%	6 Month BBSW(2)	(20,271)	—	(20,271)	Citigroup Global Markets
	500	01/07/33	2.676%	3 Month LIBOR(1)	56,554	—	56,554	Citigroup Global Markets
	5,000	01/24/33	2.650%	3 Month LIBOR(1)	592,356	—	592,356	Barclays Capital Group
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	(56,813)	—	(56,813)	Hong Kong & Shanghai Bank
	17,000	08/15/39	2.980%	3 Month LIBOR(1)	1,591,784	—	1,591,784	Morgan Stanley
	31,925	08/15/39	3.154%	3 Month LIBOR(1)	2,099,880	—	2,099,880	Citigroup Global Markets
	130	02/16/42	2.766%	3 Month LIBOR(2)	(18,873)	—	(18,873)	Citigroup Global Markets
	170	02/21/42	2.800%	3 Month LIBOR(2)	(23,648)	—	(23,648)	Citigroup Global Markets
	700	08/24/42	2.620%	3 Month LIBOR(1)	123,464	—	123,464	Citigroup Global Markets

4,765	10/11/42	2.708%	3 Month LIBOR(1)	777,023	—	777,023	Bank Of Nova Scotia
1,400	12/03/42	2.561%	3 Month LIBOR(1)	275,589	—	275,589	Citigroup Global Markets
1,300	12/12/42	2.590%	3 Month LIBOR(1)	248,636	—	248,636	Morgan Stanley
2,800	01/02/43	2.715%	3 Month LIBOR(1)	472,825	—	472,825	Citigroup Global Markets
2,000	01/24/43	2.831%	3 Month LIBOR(1)	296,680	—	296,680	Barclays Capital Group

				$10,298,347	$—	$10,298,347

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Forward rate agreements outstanding at January 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(3)	Counterparty
496,000	02/24/14	2.900%	10 Year CMS(2)	$(286,263)	$—	$(286,263)	Citigroup Global Markets
496,000	02/24/14	3.420%	CMM 100(1)	(286,263)	—	(286,263)	Citigroup Global Markets

				$(572,526)	$—	$(572,526)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at January 31, 2014 (3)	Value at Trade Date	Unrealized Depreciation(4)
Exchange-Traded credit default swaps on credit indices - Sell Protection(1):
CDX.NA.HY.17.V5	12/20/16	5.000%	$76,800	$5,760,000	$6,187,227	$(427,227)
CDX.NA.HY.18.V2	06/20/17	5.000%	14,850	1,190,320	1,365,592	(175,272)

				$6,950,320	$7,552,819	$(602,499)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation(4)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(1):
CDX.NA.HY.17.V5	12/20/16	5.000%	$3,360	$270,862	$140,933	$129,929	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	6,240	503,029	285,133	217,896	Deutsche Bank
CDX.NA.HY.17.V5	12/20/16	5.000%	8,880	715,849	383,567	332,282	Deutsche Bank
CDX.NA.HY.17.V5	12/20/16	5.000%	5,520	444,987	241,883	203,104	Deutsche Bank
CDX.NA.HY.18.V2	06/20/17	5.000%	2,970	254,693	(79,612)	334,305	Citigroup Global Markets
CDX.NA.HY.18.V2	06/20/17	5.000%	990	84,897	(77,275)	162,172	Citigroup Global Markets
CDX.NA.HY.18.V2	06/20/17	5.000%	1,980	169,795	(40,700)	210,495	Goldman Sachs & Co.

				$2,444,112	$853,929	$1,590,183

The Fund entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The amount represents fair value of derivative instruments subject to credit contacts risk exposure as of January 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$2,459,282	$—
Collateralized Loan Obligations	—	214,685,276	—
Non-Residential Mortgage-Backed Securities	—	32,431,827	—
Residential Mortgage-Backed Securities	—	167,507,725	—
Bank Loans	—	85,634,727	8,309,365
Commercial Mortgage-Backed Securities	—	277,587,848	—
Corporate Bonds	—	789,015,444	7,364,875
Mortgage-Backed Securities	—	4,429,133	—
Municipal Bonds	—	19,541,303	—
Non-Corporate Foreign Agencies	—	45,071,489	—
Sovereign Bonds	—	228,263,969	900,460
U.S. Government Agency Obligations	—	1,729,514	—
U.S. Treasury Obligations	—	60,463,218	—
Affiliated Money Market Mutual Fund	14,134,333	—	—
Other Financial Instruments*
Futures Contracts	1,471,668	—	—
Forward Foreign Currency Exchange Contracts	—	(2,545,193)	—
Currency Swap Agreements	—	(6,776,313)	—
Interest Rate Swap Agreements	—	2,347,141	—
Forward Rate Agreements	—	—	(572,526)
Credit Default Swap Agreements	—	987,684	—

Total	$15,606,001	$1,922,834,074	$16,002,174

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Corporate Bonds	Sovereigns	Forward Rate Agreements
Balance as of 10/31/13	$22,061,118	$8,775,211	$10,506,000	$7,235,184	$925,455	$—
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)**	—	130,068	—	218,603	(34,616)	(572,526)
Purchases	—	1,496,250	—	—	—	—
Sales	—	(1,862,256)	—	(92,074)	—	—
Accrued discount/premium	—	4,467	—	3,162	9,621	—
Transfer out of Level 3	(22,061,118)	(234,375)	(10,506,000)	—	—	—

Balance as of 01/31/14	$—	$8,309,365	$—	$7,364,875	$900,460	$(572,526)

*	Other financial instruments not reflected in the Schedule of Investments, such as future, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation of the instruments.
**	Of which, ($314,055) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, 3 Asset-Backed Securities, 1 Bank Loan and 1 Commercial Mortgage-Backed Security transferred out of Level 3 as a result of being valued by an independent pricing source.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using pricing provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential International Real Estate Fund

Schedule of Investments

as of January 31, 2014 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 97.0%
Australia — 12.4%
15,175	Australand Property Group, REIT	$ 51,575
113,350	CFS Retail Property Trust Group, REIT	192,254
22,700	Charter Hall Retail, REIT	71,071
262,875	Dexus Property Group, REIT	229,270
60,125	Federation Centres Ltd., REIT	119,291
72,890	Goodman Group, REIT	297,832
97,450	GPT Group, REIT	307,952
56,600	Investa Office Fund, REIT	153,580
184,300	Mirvac Group, REIT	269,326
45,700	Stockland, REIT	145,118
112,300	Westfield Group, REIT	1,004,147

		2,841,416

Austria — 0.7%
9,042	CA Immobilien Anlagen AG(a)	157,287

Brazil — 0.4%
6,073	BR Malls Participacoes SA	38,251
3,162	Multiplan Empreendimentos Imobiliarios SA	57,141

		95,392

Canada — 7.8%
12,000	Boardwalk Real Estate Investment Trust, REIT	630,303
250	Brookfield Canada Office Properties, REIT	5,670
19,175	Canadian Apartment Properties, REIT	364,820
27,600	Chartwell Retirement Residences, REIT	263,919
23,975	RioCan Real Estate Investment Trust, REIT	533,424

		1,798,136

Finland — 0.7%
31,507	Sponda Oyj	152,341

France 7.4%
3,286	Fonciere Des Regions, REIT	269,287
1,762	ICADE, REIT	154,534
6,206	Klepierre, REIT	268,971
4,123	Unibail-Rodamco SE, REIT	992,297

		1,685,089

Germany — 2.8%
10,063	Alstria Office REIT-AG, REIT(a)	130,604
9,700	Deutsche Wohnen AG(a)	176,352
1,583	DIC Asset AG	14,239
7,814	Gagfah SA(a)	112,321
3,041	LEG Immobilien AG(a)	181,057
6,986	Prime Office AG, REIT(a)	26,853

		641,426

Hong Kong — 16.7%
102,000	Hang Lung Properties Ltd.	283,903

100,900	Henderson Land Development Co. Ltd.	542,771
78,000	Hongkong Land Holdings Ltd.	469,560
51,000	Hysan Development Co. Ltd.	201,062
28,500	Kerry Properties Ltd.	91,408
67,000	Shimao Property Holdings Ltd.	146,344
140,400	Sino Land Co. Ltd.	186,356
109,000	Sun Hung Kai Properties Ltd.	1,329,083
40,000	Swire Properties Ltd.	103,051
60,000	Wharf Holdings Ltd. (The)	408,445
15,000	Wheelock & Co. Ltd.	61,030

		3,823,013

Japan — 26.1%
10	Activia Properties, Inc., REIT	83,230
11,550	AEON Mall Co. Ltd., REIT	339,524
29	AEON REIT Investment Corp., REIT	37,552
400	Daito Trust Construction Co. Ltd.	37,784
6,000	Daiwa House Industry Co. Ltd.	113,808
153	GLP J-REIT, REIT	158,529
25	Hulic Reit, Inc., REIT	26,427
2	Industrial & Infrastructure Fund Investment Corp., REIT	16,494
50	Japan Logistics Fund, Inc., REIT	110,423
60,000	Mitsubishi Estate Co. Ltd.	1,473,668
51,000	Mitsui Fudosan Co. Ltd.	1,610,546
68	Nippon Building Fund, Inc., REIT	386,431
21	Nippon Prologis REIT, Inc., REIT	211,058
13,200	Nomura Real Estate Holdings, Inc.	267,531
15,900	NTT Urban Development Corp.	154,764
20,000	Sumitomo Realty & Development Co. Ltd.	883,063
41	United Urban Investment Corp., REIT	61,204

		5,972,036

Netherlands — 1.9%
2,161	Corio NV, REIT	91,835
4,554	Eurocommercial Properties NV, REIT	187,375
2,050	Wereldhave NV, REIT	155,891

		435,101

Norway — 0.4%
86,591	Norwegian Property ASA	100,006

Singapore — 7.2%
65,000	Ascendas Real Estate Investment Trust, REIT	107,986
172,000	Cache Logistics Trust, REIT	147,175
125,000	CapitaLand Ltd.	269,234
57,000	CapitaMall Trust, REIT	83,186
86,000	CapitaMalls Asia Ltd.	118,230
391,250	Keppel REIT, REIT	343,661
255,000	Mapletree Commercial Trust, REIT	232,375
177,880	Mapletree Industrial Trust, REIT	182,187
128,000	Suntec Real Estate Investment Trust, REIT	160,846

		1,644,880

Sweden — 1.3%
3,030	Atrium Ljungberg AB (Class B Stock)	41,255
11,365	Fabege AB	144,046
9,100	Hufvudstaden AB (Class A Stock)	121,889

		307,190

Switzerland — 0.8%
2,101	PSP Swiss Property AG(a)	180,745

United Kingdom — 10.4%
14,417	Atrium European Real Estate Ltd.(a)	81,005
13,833	Big Yellow Group PLC, REIT	117,663
47,550	British Land Co. PLC, REIT	512,732
21,774	Great Portland Estates PLC, REIT	216,243
54,835	Hammerson PLC, REIT	472,839
36,167	Land Securities Group PLC, REIT	610,665
66,031	SEGRO PLC, REIT	365,546

		2,376,693

	TOTAL COMMON STOCKS (cost $20,775,327)	22,210,751

PREFERRED STOCK — 0.1%
Sweden
495	Klovern AB (PRFC) (cost $10,736)	11,478

Units
RIGHTS(a)(d)
Germany
6,986	Prime Office AG, REIT, expiring on 04/03/14 (cost $0)	292

	TOTAL LONG-TERM INVESTMENTS (cost $20,786,063)	22,222,521

Shares
SHORT-TERM INVESTMENT — 2.7%
AFFILIATED MONEY MARKET MUTUAL FUND
618,652	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $618,652)(b)	618,652

	TOTAL INVESTMENTS — 99.8% (cost $21,404,715)(c)	22,841,173
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%	43,059

	NET ASSETS — 100%	$22,884,232

The following abbreviations are used in the Portfolio descriptions:

PRFC	Preference Shares
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(c)	The United States federal income tax basis of investments and net unrealized appreciation was as follows:

Tax Basis	$22,115,969

Appreciation	1,889,122
Depreciation	(1,163,918)

Net Unrealized Appreciation	$725,204

The book basis may differ from tax basis due to certain tax related adjustments.

(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$2,841,416	$—
Austria	—	157,287	—
Brazil	95,392	—	—
Canada	1,798,136	—	—
Finland	—	152,341	—
France	—	1,685,089	—
Germany	514,866	126,560	—
Hong Kong	469,560	3,353,453	—
Japan	37,552	5,934,484	—
Netherlands	—	435,101	—
Norway	100,006	—	—
Singapore	—	1,644,880	—
Sweden	41,255	265,935	—
Switzerland	—	180,745	—
United Kingdom	81,005	2,295,688	—
Preferred Stock:
Sweden	—	11,478	—
Rights:
Germany	292	—	—
Affiliated Money Market Mutual Fund	618,652	—	—

Total	$3,756,716	$19,084,457	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2014 were as follows:

Diversified Real Estate Activities	32.3%
Retail REITs	18.7
Diversified REITs	13.2
Real Estate Operating Companies	12.9
Industrial REITs	7.0
Office REITs	5.6
Residential REITs	4.4
Affiliated Money Market Mutual Fund	2.7
Specialized REITs	1.6
Real Estate Development	1.4

99.8
Other assets in excess of liabilities	0.2

100.0%

Prudential Large-Cap Core Equity Fund

Schedule of Investments

as of January 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
CONSUMER DISCRETIONARY — 11.5%
Diversified Consumer Services — 0.1%
Graham Holdings Co. (Class B Stock)	200	$125,212

Hotels, Restaurants & Leisure — 1.6%
Jack in the Box, Inc.*	6,000	303,420
Marriott Vacations Worldwide Corp.*	2,700	129,276
McDonald’s Corp.	15,500	1,459,635
Sonic Corp.*	4,200	74,718
Wyndham Worldwide Corp.	7,900	560,426

		2,527,475

Household Durables — 0.7%
NACCO Industries, Inc. (Class A Stock)	800	47,232
Whirlpool Corp.	8,200	1,093,060

		1,140,292

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.*	700	251,083
HSN, Inc.	800	43,816

		294,899

Leisure Equipment & Products — 0.7%
Polaris Industries, Inc.(a)	8,000	1,001,600

Media — 3.8%
Comcast Corp. (Class A Stock)	42,800	2,330,455
Time Warner, Inc.	5,900	370,697
Twenty-First Century Fox, Inc. (Class A Stock)	51,100	1,626,002
Viacom, Inc. (Class B Stock)	15,500	1,272,550
Walt Disney Co. (The)	3,460	251,231

		5,850,935

Multiline Retail — 0.4%
Kohl’s Corp.	400	20,252
Macy’s, Inc.	11,600	617,120

		637,372

Specialty Retail — 2.6%
Bed Bath & Beyond, Inc.*	14,000	893,900
Express, Inc.*	6,600	114,312
Foot Locker, Inc.	5,500	212,300
Gap, Inc. (The)	1,100	41,888
Home Depot, Inc. (The)	3,700	284,345
Murphy USA, Inc.*	2,100	81,354
Ross Stores, Inc.	15,300	1,039,023
TJX Cos., Inc.	24,900	1,428,264

		4,095,386

Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.	14,900	713,561
Michael Kors Holdings Ltd.*	12,000	959,160
NIKE, Inc. (Class B Stock)	6,000	437,100
Steven Madden Ltd.*	3,000	97,770

		2,207,591

CONSUMER STAPLES — 8.8%
Beverages — 2.1%
Coca-Cola Co. (The)	33,100	1,251,842
PepsiCo, Inc.	24,294	1,952,266

		3,204,108

Food & Staples Retailing — 2.9%
CVS Caremark Corp.	28,100	1,902,932
Kroger Co. (The)	15,200	548,720
Spartan Stores, Inc.	1,500	33,885
Wal-Mart Stores, Inc.	26,470	1,976,780

		4,462,317

Food Products — 1.6%
Archer-Daniels-Midland Co.	25,738	1,016,136
Bunge Ltd.	1,600	121,216
Cal-Maine Foods, Inc.	500	25,190
Darling International, Inc.*	9,100	177,996
Pilgrim’s Pride Corp.*	6,700	112,091
Tyson Foods, Inc. (Class A Stock)(a)	28,400	1,062,160

		2,514,789

Household Products — 0.9%
Procter & Gamble Co. (The)	17,964	1,376,402

Personal Products — 0.2%
Avon Products, Inc.	2,200	32,758
Nu Skin Enterprises, Inc. (Class A Stock)	3,100	263,965

		296,723

Tobacco — 1.1%
Lorillard, Inc.	18,200	895,804
Philip Morris International, Inc.	9,000	703,260
Reynolds American, Inc.	2,600	126,100

		1,725,164

ENERGY — 9.7%
Energy Equipment & Services — 0.4%
Ensco PLC (Class A Stock)	5,000	251,850
Schlumberger Ltd.	4,000	350,280

		602,130

Oil, Gas & Consumable Fuels — 9.3%
Anadarko Petroleum Corp.	2,900	234,001
Apache Corp.	13,200	1,059,432
Chesapeake Energy Corp.	22,700	610,857
Chevron Corp.	20,184	2,253,140
ConocoPhillips	13,000	844,350
Exxon Mobil Corp.	50,274	4,633,252
Kinder Morgan, Inc.	8,300	282,283
Marathon Oil Corp.	29,800	977,142
Marathon Petroleum Corp.	14,450	1,257,873
Murphy Oil Corp.	8,400	475,524
Occidental Petroleum Corp.	1,400	122,598
Phillips 66	17,250	1,260,803
Tesoro Corp.	9,800	504,896

		14,516,151

FINANCIALS — 14.4%
Capital Markets — 3.3%
Ameriprise Financial, Inc.	700	73,948
BlackRock, Inc.	4,800	1,442,256

Franklin Resources, Inc.	14,900	774,949
Goldman Sachs Group, Inc. (The)	10,500	1,723,260
Morgan Stanley	4,600	135,746
Raymond James Financial, Inc.	1,300	66,183
State Street Corp.	7,400	495,430
Waddell & Reed Financial, Inc. (Class A Stock)	6,600	427,812

		5,139,584

Commercial Banks — 3.2%
KeyCorp	70,000	893,200
Regions Financial Corp.	58,300	592,911
U.S. Bancorp	8,391	333,375
Wells Fargo & Co.	70,664	3,203,906

		5,023,392

Consumer Finance — 1.2%
Discover Financial Services	25,300	1,357,345
Nelnet, Inc. (Class A Stock)	12,600	469,350

		1,826,695

Diversified Financial Services — 3.7%
Bank of America Corp.	50,768	850,364
Berkshire Hathaway, Inc. (Class B Stock)*	9,400	1,049,040
Citigroup, Inc.	13,570	643,625
JPMorgan Chase & Co.	54,000	2,989,440
NASDAQ OMX Group, Inc. (The)	6,900	263,235

		5,795,704

Insurance — 2.5%
American Financial Group, Inc.	5,300	291,076
Axis Capital Holdings Ltd.	8,100	364,662
MetLife, Inc.	28,400	1,393,020
Navigators Group, Inc. (The)*	300	17,889
PartnerRe Ltd.	4,400	431,948
Symetra Financial Corp.	2,200	42,130
Unum Group	24,000	772,800
XL Group PLC (Ireland)	18,400	528,816

		3,842,341

Real Estate Investment Trusts (REITs) — 0.5%
American Capital Mortgage Investment Corp.	4,300	84,065
Chambers Street Properties(a)	11,200	86,688
Chesapeake Lodging Trust	1,700	41,395
Franklin Street Properties Corp.	7,300	87,527
Hospitality Properties Trust	4,300	110,510
Resource Capital Corp.	4,400	25,916
RLJ Lodging Trust(a)	9,800	244,804
Winthrop Realty Trust	6,400	73,472

		754,377

HEALTH CARE — 14.7%
Biotechnology — 3.8%
Alexion Pharmaceuticals, Inc.*	2,000	317,460
Amgen, Inc.	16,400	1,950,780
Biogen Idec, Inc.*	6,000	1,875,840
Celgene Corp.*	11,000	1,671,230
Gilead Sciences, Inc.*	700	56,455

		5,871,765

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	28,100	1,030,146
CareFusion Corp.*	2,100	85,617
Covidien PLC	19,300	1,317,032
Medtronic, Inc.	1,800	101,808

		2,534,603

Health Care Providers & Services — 3.3%
Aetna, Inc.	17,300	1,182,109
Cigna Corp.	5,500	474,705
Express Scripts Holding Co.*	13,300	993,377
UnitedHealth Group, Inc.	21,300	1,539,564
WellPoint, Inc.	11,600	997,600

		5,187,355

Health Care Technology — 0.3%
Cerner Corp.*	7,800	443,742

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	11,500	1,324,110

Pharmaceuticals — 4.8%
AbbVie, Inc.	1,200	59,076
Allergan, Inc.	2,400	275,040
Eli Lilly & Co.	6,300	340,263
Forest Laboratories, Inc.*	5,000	331,500
Jazz Pharmaceuticals PLC*	1,200	181,992
Johnson & Johnson	28,999	2,565,542
Merck & Co., Inc.	12,300	651,531
Pfizer, Inc.	99,134	3,013,674

		7,418,618

INDUSTRIALS — 12.2%
Aerospace & Defense — 3.7%
Alliant Techsystems, Inc.	3,700	531,690
Boeing Co. (The)	800	100,208
General Dynamics Corp.(a)	14,300	1,448,733
Hexcel Corp.*	1,700	70,856
Huntington Ingalls Industries, Inc.	1,000	95,020
L-3 Communications Holdings, Inc.(a)	2,500	277,675
Lockheed Martin Corp.	3,200	482,912
Northrop Grumman Corp.	10,400	1,201,720
Raytheon Co.	13,000	1,235,910
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	10,300	349,273

		5,793,997

Airlines — 0.1%
Alaska Air Group, Inc.	400	31,628
Spirit Airlines, Inc.*	3,400	159,460

		191,088

Building Products — 0.9%
A.O. Smith Corp.	4,300	203,046
Allegion PLC*	2,700	133,245
Lennox International, Inc.	3,100	268,336
Masco Corp.	39,200	829,472

		1,434,099

Commercial Services & Supplies — 0.1%
UniFirst Corp.	1,100	116,380

Construction & Engineering — 0.3%
AECOM Technology Corp.*	3,700	106,079

Quanta Services, Inc.*	9,900	308,583

		414,662

Electrical Equipment — 1.4%
Emerson Electric Co.	18,400	1,213,296
EnerSys, Inc.	1,600	108,896
Rockwell Automation, Inc.	6,900	792,396

		2,114,588

Industrial Conglomerates — 1.6%
3M Co.	5,600	717,864
General Electric Co.	67,100	1,686,223

		2,404,087

Machinery — 1.7%
Deere & Co.	14,200	1,220,632
Hyster-Yale Materials Handling, Inc.	1,000	85,760
Lincoln Electric Holdings, Inc.	2,600	179,920
Mueller Industries, Inc.	1,200	74,688
Oshkosh Corp.	19,400	1,050,316
Toro Co. (The)	700	44,352

		2,655,668

Professional Services
Exponent, Inc.	300	21,666

Road & Rail — 2.0%
AMERCO*	700	155,911
CSX Corp.	19,900	535,509
Norfolk Southern Corp.	6,500	601,835
Union Pacific Corp.	10,800	1,881,792

		3,175,047

Trading Companies & Distributors — 0.4%
DXP Enterprises, Inc.*	600	57,624
MRC Global, Inc.*	7,800	217,776
WW Grainger, Inc.	1,700	398,616

		674,016

INFORMATION TECHNOLOGY — 20.0%
Communications Equipment — 2.5%
Cisco Systems, Inc.	85,650	1,876,592
QUALCOMM, Inc.	27,200	2,018,784

		3,895,376

Computers & Peripherals — 4.8%
Apple, Inc.	9,360	4,685,616
EMC Corp.	44,900	1,088,376
Hewlett-Packard Co.	57,500	1,667,500

		7,441,492

Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, Inc. (Class A Stock)*	5,400	135,108

Internet Software & Services — 4.5%
Akamai Technologies, Inc.*(a)	22,900	1,091,872
Facebook, Inc. (Class A Stock)*	22,200	1,389,054
Google, Inc. (Class A Stock)*	2,970	3,507,481
Yahoo!, Inc.*	26,500	954,530

		6,942,937

IT Services — 3.3%
CoreLogic, Inc.*	8,800	280,280
DST Systems, Inc.	600	54,600
International Business Machines Corp.	7,470	1,319,800
MasterCard, Inc. (Class A Stock)	23,900	1,808,752
Syntel, Inc.*	1,000	84,250
Visa, Inc. (Class A Stock)	7,400	1,594,182

		5,141,864

Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	16,600	407,364
Marvell Technology Group Ltd.	45,700	682,301
Skyworks Solutions, Inc.*	2,300	69,575

		1,159,240

Software — 4.1%
Intuit, Inc.	12,100	886,325
Manhattan Associates, Inc.*	6,800	229,296
Microsoft Corp.	69,400	2,626,790
Oracle Corp.	63,400	2,339,460
Symantec Corp.	9,800	209,818

		6,291,689

MATERIALS — 3.3%
Chemicals — 2.2%
Eastman Chemical Co.	6,200	483,352
Koppers Holdings, Inc.	700	27,650
LyondellBasell Industries NV (Class A Stock)	15,600	1,228,656
PPG Industries, Inc.	4,600	838,856
Westlake Chemical Corp.	6,700	814,318

		3,392,832

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.(a)	22,500	729,225
Globe Specialty Metals, Inc.	5,400	94,392
Reliance Steel & Aluminum Co.	1,900	132,905
Southern Copper Corp.	12,800	358,144
Worthington Industries, Inc.	4,600	186,484

		1,501,150

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	1,200	68,340
Schweitzer-Mauduit International, Inc.	1,700	78,421

		146,761

TELECOMMUNICATIONS SERVICES — 1.8%
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	45,768	1,524,990
Inteliquent, Inc.	2,500	29,000
Verizon Communications, Inc.	25,200	1,210,104

		2,764,094

UTILITIES — 2.2%
Electric Utilities — 1.1%
Duke Energy Corp.	18,500	1,306,470
PPL Corp.	12,900	394,353

		1,700,823

Gas Utilities — 0.4%
AGL Resources, Inc.	5,100	243,678

New Jersey Resources Corp.	3,300	150,480
UGI Corp.	3,700	160,543

		554,701

Independent Power Producers & Energy Traders — 0.5%
AES Corp.	61,300	861,878

Water Utilities — 0.2%
American Water Works Co., Inc.	7,300	310,761

TOTAL LONG-TERM INVESTMENTS (cost $97,184,784)		152,976,836

SHORT-TERM INVESTMENTS — 4.5%
Affiliated Money Market Mutual Fund — 4.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $6,846,676; includes $4,639,663 of cash collateral received for securities on loan)(b)(c)	6,846,676	6,846,676

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills, 0.060%, 03/20/14 (cost $199,984)(d)(e)	200	199,986

TOTAL SHORT-TERM INVESTMENTS (cost $7,046,660)		7,046,662

TOTAL INVESTMENTS 103.1% (cost $104,231,444)(f)		160,023,498
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (3.1)%		(4,772,511)

NET ASSETS — 100.0%		$155,250,987

The following abbreviation is used in the portfolio description:

REIT	Real Estate Investment Trust

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,614,881; cash collateral of $4,639,663 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$104,321,100

Appreciation	55,981,127
Depreciation	(278,729)

Net Unrealized Appreciation	$55,702,398

The book basis may differ from tax basis due to certain tax related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2014	Unrealized (Depreciation)(1)
	Long Position:
27	S&P 500 E-Mini	Mar. 2014	$2,409,884	$2,398,410	$(11,474)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$152,976,836	$—	$—
Affiliated Money Market Mutual Fund	6,846,676	—	—
U.S. Treasury Obligation	—	199,986	—
Other Financial Instruments*
Futures Contracts	(11,474)	—	—

Total	$159,812,038	$199,986	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 21, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2014

*	Print the name and title of each signing officer under his or her signature.